AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON October 28, 1998

                                                      1933 Act File No. 33-87762
                                                      1940 Act File No. 811-8918

                                   Form N-1A
                       Securities and Exchange Commission
                             Washington, D.C. 20549

Registration Statement Under the Securities Act of 1933            [ ]
     Pre-Effective Amendment No.                                   [ ]

     Post-Effective Amendment No.  11                              [x]


                                     and/or

Registration Statement Under the Investment Company Act of 1940    [x]
     Amendment No. 12



                       (Check appropriate box or boxes.)

                           THE HIRTLE CALLAGHAN TRUST
               (Exact Name of Registrant as Specified in Charter)

                    575 E. Swedesford Road, Wayne PA  19087
              (Address of Principal Executive Offices)  (Zip Code)

                                  610-254-9596
              (Registrant's Telephone Number, including Area Code)

Laura Anne Corsell, Esq.             (With Copy To):
c/o Hirtle Callaghan & Co. Inc.      Audrey Talley, Esq.
575 Swedesford Road                  Drinker Biddle & Reath
Wayne, PA  19087                     1345 Chestnut Street
                                     Philadelphia, PA, 19107-2700
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  NA

It is proposed that this filing will become effective (check appropriate box)
    [ ]   Immediately upon filing pursuant to paragraph (b)

    [X]   on  November 1, 1998 pursuant to paragraph (b)

    [ ]   60 days after filing pursuant to paragraph (a)(i)
    [ ]   on _______ pursuant to paragraph (a)(1) of rule 485
    [ ]   75 days after filing pursuant to paragraph (a)(ii) of Rule 485
    [ ]   on  July 1, 1998 pursuant to paragraph (a)(2) of Rule 485


Part A --    Information required in a Prospectus  Prospectus Heading
             ------------------------------------  -------------------

Item 1.      Cover Page                            Cover Page

Item 2.      Synopsis                              Expense Information

Item 3.      Condensed Financial Information       Financial Highlights

Item 4.      General Description of Registrant     Cover Page; Management of the
                                                   Trust; Investment Objectives and
                                                   Policies; Investment Practices and
                                                   Risk Considerations; General

Item 5.      Management of the Fund                Management of the Trust

Item 5A.     Management Discussion and Analysis    [Annual Report]

Item 6.      Capital Stock and other Securities    General

Item 7.      Purchase of Securities Being Offered  Purchases and Redemptions

Item 8.      Redemption or Repurchase              Purchases and Redemptions

Item 9.      Legal Proceedings                     Not Applicable

Part B --    Information required in a Statement   Statement of Additional
             of Additional Information             Information Heading
             -------------------------             -------------------

Item 10.     Cover Page                            Cover Page

Item 11.     Table of Contents                     Cover Page

Item 12.     General Information and History       Cover Page; Management of
                                                   the Trust

Item 13.     Investment Objectives and Policies    Further Information on Investment
                                                   Policies; Hedging through the use
                                                   of Options; Hedging through the use
                                                   of Futures Contracts; Hedging through
                                                   the use of  Currency-related
                                                   Instruments; Investment Restriction



                             CROSS REFERENCE SHEET
           (Required by Rule 481(a) under the Securities Act of 1933)



Item 14.     Management of the Registrant          Management of the Trust


Item 15.     Control Persons and Principal         Management of the Trust;
             Holders of Securities                 Performance and Other
                                                   Information

Item 16.     Investment Advisory and Other         Management of the Trust
             Services

Item 17.     Brokerage Allocation                  Portfolio Transactions and Valuation

Item 18.     Capital Stock and Other Securities    General (in Prospectus)

Item 19.     Purchase, Redemption and Pricing of   Additional Purchase and
             Securities Being Offered              Redemption Information;
                                                   Portfolio Transactions and Valuation

Item 20.     Tax Status                            Dividends, Distributions and Taxes

Item 21.     Underwriters                          Management of the Trust

Item 22.     Calculation of Performance Data       Not Applicable

Item 23.     Financial Statements                  Independent Accountants
                                                   and Financial Statements

Part C --   Other Information

Information required to be included in Part C is set forth under the appropriate item so numbered in Part C of this Registration Statement.

THE HIRTLE CALLAGHAN TRUST                                   Prospectus

                               November 1, 1998

The Hirtle Callaghan Trust ("Trust"), a diversified, open-end management investment company, was organized in 1994 by Hirtle, Callaghan & Co., Inc. ("Hirtle Callaghan") to enhance Hirtle Callaghan's ability to acquire the services of independent specialist money management organizations for the clients Hirtle Callaghan serves. The Trust currently consists of seven separate investment portfolios (each a "Portfolio"). Day-to-day portfolio management services are provided to each of the Trust's Portfolios by one or more independent investment advisory organizations ("Investment Managers"), selected by, and under the general supervision of, the Trust's Board of Trustees ("Board"). Shares of the Trust are available exclusively to investors ("Eligible Investors") who are clients of Hirtle Callaghan or clients of financial intermediaries, such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with Hirtle Callaghan.

The Trust currently consists of seven separate Portfolios, as listed below:

--------------------------------------------------------------------------------
The Portfolios


The Value Equity Portfolio seeks total return by investing in equity securities.

The Growth Equity Portfolio seeks capital appreciation by investing in equity securities.

The Small Capitalization Equity Portfolio seeks long term capital appreciation by investing primarily in equity securities of smaller companies.

The International Equity Portfolio seeks total return by investing in a diversified portfolio of equity securities of non-U.S. issuers.

The Limited Duration Municipal Bond Portfolio seeks a high level of current income exempt from Federal income tax, consistent with the preservation of capital by investing primarily in a diversified portfolio of securities issued by municipalities and related entities. The Portfolio expects to maintain an overall duration of less than 4 years.

The Fixed Income Portfolio seeks a high level of current income by investing primarily in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities and asset-backed issues. The Portfolio expects to maintain a dollar weighted effective average portfolio maturity of between five and ten years.

The Intermediate Term Municipal Bond Portfolio seeks a high level of current income exempt from Federal income tax, consistent with the preservation of capital by investing primarily in securities issued by municipalities and related entities. The Portfolio expects to maintain a dollar weighted effective average portfolio maturity of between five and ten years.
--------------------------------------------------------------------------------

This prospectus contains concise information about the Trust that a prospective investor needs to know before investing in any of the Portfolios. Please read it carefully and keep it for future reference. A Statement of Additional Information, dated November 1, 1998, has been filed with the Securities and Exchange Commission and is available for reference along with other materials on the SEC Internet website (http://www.sec.gov) and is incorporated by reference in this prospectus. It may be obtained upon request free of charge by contacting the Trust at 575 E. Swedesford Road, Suite 205, Wayne, PA 19087,
(610) 254-9596.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              EXPENSE INFORMATION



Table 1:   Shareholder Transaction Expenses:     NONE

Table 2:   Annual Operating Expenses (as a percentage of average net assets)

The following table of annual operating expenses is designed to assist investors in understanding expenses borne by investors as shareholders of the Trust, either directly or indirectly. Except as noted, figures shown reflect actual expenses incurred during the fiscal year ended June 30, 1998.



                             Portfolio
                            Management      Other        Total Portfolio
Portfolio                      Fees      Expenses (1)  Operating Expenses
---------                   ----------   ------------  ------------------

Value Equity (2)                  0.38%         0.16%                0.54%

Growth Equity                     0.35%         0.18%                0.53%

Small Cap Equity (3)              0.42%         0.21%                0.63%

International Equity (4)          0.44%         0.26%                0.70%

Limited Duration
Municipal Bond                    0.25%         0.26%                0.51%

Fixed Income (5)                  0.33%         0.19%                0.52%

Intermediate Term
Municipal Bond (5)                0.33%         0.24%                0.57%

__________

(1) The caption "Other Expenses" does not include extraordinary expenses as determined by the use of generally accepted accounting principles. Figures shown have been restated to reflect the impact of the implementation of a revised fee schedule for certain of the Trust's service providers, had such new schedule been in effect during the fiscal year ended June 30, 1998.

(2) Effective February 2, 1998, the fee payable to Institutional Capital Corporation by The Value Equity Portfolio was increased from .30% of that Portfolio's average net assets to .35% of such assets. Figures shown have been restated to reflect the impact of this increase, had it been in effect during the fiscal year ended June 30, 1998.

(3) Effective April 1, 1998, a new investment manager assumed responsibility for managing a portion of the assets of The Small Capitalization Equity Portfolio. The fee payable to the new manager is .30% of that Portfolio's average net assets and represents a reduction in the amount of the fee payable to the replaced manager. Figures shown have been restated to reflect the impact of this reduction, had it been in effect during the fiscal year ended June 30, 1998.

(4) Effective May 6, 1998, the fee payable to the investment manager for The International Equity Portfolio was reduced for assets over $200 million. Figures shown have been restated to reflect the impact of this reduction, had it been in effect during the fiscal year ended June 30, 1998.

(5) The expense figures for "Management Fees" and "Other Expenses" shown for these Portfolios are based upon estimated costs and estimated fees to be charged to the Portfolios during the current fiscal year, taking into account the projected size of the Portfolios. Actual expenses may be greater or less than such estimates.

Example: An investor in each of the Portfolios listed would pay the following
--------
expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:



Portfolio                       1 Year  3 Years  5 Years  10 Years
---------                       ------  -------  -------  --------

Value Equity                      $6      $17       $30     $68

Growth Equity                     $5      $17       $30     $66

Small Cap Equity                  $6      $20       $35     $79

International Equity              $7      $22       $39     $87

Limited Duration
Municipal Bond                    $5      $16       $29     $64

Fixed Income                      $5      $17       N/A     N/A

Intermediate Term
Municipal Bond                    $6      $18       N/A     N/A

__________

The preceding example assumes that all dividends and distributions are reinvested and that the percentage totals shown in Table 2: "Annual Operating Expenses" remain the same in the years shown. The example should not be considered a representation of future expenses and actual expenses may be greater or less than those shown. Moreover, while the example assumes a 5% annual return, each Portfolio's actual performance will vary and may result in an actual return greater or less than 5%.

As shown above in Table 1, none of the Trust's Portfolios impose any shareholder transaction fees in connection with either the purchase or redemption of shares. Investors who acquire shares of the Trust through a program of services offered by a financial intermediary, such as an investment adviser or bank, may be subject to charges for services. All such charges are in addition to those expenses borne by the Trust and described in the foregoing tables, or reflected in the Example shown. Investors should contact any such financial intermediary for information concerning what, if any, additional fees may be charged. For more complete descriptions of the various costs and expenses, see "Management of the Trust," in this prospectus.



                              FINANCIAL HIGHLIGHTS

                (Selected per share data and ratios for a share
                      outstanding throughout each period)


The following information has been audited with respect to the periods ended June 30, 1996, June 30, 1997 and June 30, 1998 by PricewaterhouseCoopers LLP, the Trust's independent accountants, whose report thereon appears in the Trust's Annual Report to Shareholders for the period ended June 30, 1998. The Annual Report to Shareholders is incorporated by reference in the Trust's Statement of Additional Information, which is available, without charge, upon request. No information is presented for the Fixed Income or Intermediate Bond Portfolios. These portfolios had not commenced operations as of the time periods presented.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period

                                                                                    Value Equity Portfolio
                                                                   --------------------------------------------------------
                                                                       Year                  Year                 Period
                                                                       Ended                 Ended                 Ended
                                                                     June 30,              June 30,              June 30,
                                                                       1998                  1997                1996 (a)
                                                                   --------------        ------------          ------------

Net Asset Value, Beginning of Period                             $      14.41          $      11.48          $      10.00
                                                                   --------------        ------------          ------------

Income from Investment Operations:
   Net investment income                                                 0.24                  0.23                  0.22
   Net realized and unrealized gain on investments, futures
      and foreign currency transactions                                  2.87                  3.65                  1.51
                                                                   --------------        ------------          ------------
   Total from investment operations                                      3.11                  3.88                  1.73
                                                                   --------------        ------------          ------------

Distributions to Shareholders from:
   Net investment income                                               (0.25)                (0.21)                 (0.22)
   In excess of net investment income                                      -                     -                      -
   Net realized gain on investments, futures and foreign
      currency transactions                                            (1.78)                (0.74)                 (0.03)
                                                                   --------------        ------------           ------------
   Total distribution to shareholders                                  (2.03)                (0.95)                 (0.25)
                                                                   --------------        ------------           ------------

Net Asset Value, End of Period                                   $      15.49          $      14.41           $      11.48
                                                                    =============         ===========            ===========

Total Return                                                            23.42%                35.28%                 17.28%(e)

Ratios to Average Net Assets/Supplemental Data:
   Net assets, end of period (in thousands)                      $    176,587          $    117,092           $     71,503
   Ratio of expenses to average net assets                               0.52%                 0.63%                  0.63%(d)
   Ratio of net investment income to average net assets                  1.69%                 1.89%                  2.55%(d)
   Ratio of expenses to average net assets*                              0.52%                 0.65%                  0.68%(d)
   Portfolio turnover rate                                              86.45%                97.39%                 92.00%(e)

____________

 * During the period, certain fees were voluntarily reduced and/or waived. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) For the period August 25, 1995 (commencement of operations) through
    June 30, 1996.
(b) For the period August 8, 1995 (commencement of operations) through
    June 30, 1996.
(c) For the period September 5, 1995 (commencement of operations) through
    June 30, 1996.
(d) Annualized.
(e) Not Annualized.



Financial Highlights
For a share outstanding throughout each period

                                                                                  Growth Equity Portfolio
                                                                   -------------------------------------------------------
                                                                       Year                  Year                Period
                                                                       Ended                 Ended                Ended
                                                                     June 30,              June 30,             June 30,
                                                                       1998                  1997               1996 (b)
                                                                   -------------         ------------         ------------

Net Asset Value, Beginning of Period                             $      13.67          $      11.13         $      10.00
                                                                   -------------         ------------         ------------

Income from Investment Operations:
   Net investment income                                                 0.04                  0.06                 0.04
   Net realized and unrealized gain on investments, futures
      and foreign currency transactions                                  4.37                  2.58                 1.13
                                                                   -------------         ------------         ------------
   Total from investment operations                                      4.41                  2.64                 1.17
                                                                   -------------         ------------         ------------

Distributions to Shareholders from:
   Net investment income                                                (0.04)                (0.05)               (0.04)
   In excess of net investment income                                   (0.02)                    -                    -
   Net realized gain on investments, futures and foreign
      currency transactions                                             (2.77)                (0.05)                   -
                                                                   -------------         ------------         ------------
   Total distribution to shareholders                                   (2.83)                (0.10)               (0.04)
                                                                   -------------         ------------         ------------

Net Asset Value, End of Period                                   $      15.25         $       13.67        $       11.13
                                                                    ============          ===========          ===========

Total Return                                                            37.00%                23.83%               11.69%(e)

Ratios to Average Net Assets/Supplemental Data:
   Net assets, end of period (in thousands)                      $    216,129          $    160,961         $    110,537
   Ratio of expenses to average net assets                               0.53%                 0.55%                0.63%(d)
   Ratio of net investment income to average net assets                  0.33%                 0.49%                0.46%(d)
   Ratio of expenses to average net assets*                              0.53%                 0.55%                0.68%(d)
   Portfolio turnover rate                                              95.07%                80.47%               80.00%(e)

____________
 * During the period, certain fees were voluntarily reduced and/or waived. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) For the period August 25, 1995 (commencement of operations) through
    June 30, 1996.
(b) For the period August 8, 1995 (commencement of operations) through
    June 30, 1996.
(c) For the period September 5, 1995 (commencement of operations) through
    June 30, 1996.
(d) Annualized.
(e) Not Annualized.


Financial Highlights
For a share outstanding throughout each period

                                                                                 Small Capitalization Equity Portfolio
                                                                      --------------------------------------------------------

                                                                          Year                   Year               Period
                                                                         Ended                  Ended                Ended
                                                                        June 30,               June 30,             June 30,
                                                                          1998                   1997               1996 (c)
                                                                      --------------         ------------         ------------

Net Asset Value, Beginning of Period                                $      12.95           $      11.07         $      10.00
                                                                     --------------         ------------         ------------

Income from Investment Operations:
   Net investment income                                                    0.06                   0.07                 0.10
   Net realized and unrealized gain on investments, futures
      and foreign currency transactions                                     1.54                   2.11                 1.07
                                                                     --------------         ------------         ------------
   Total from investment operations                                         1.60                   2.18                 1.17
                                                                     --------------         ------------         ------------

Distributions to Shareholders from:
   Net investment income                                                   (0.06)                 (0.07)               (0.10)
   In excess of net investment income                                          -                      -                    -
   Net realized gain on investments, futures and foreign
    currency transactions                                                  (1.36)                 (0.23)                   -
                                                                      --------------         ------------         ------------
   Total distribution to shareholders                                      (1.42)                 (0.30)               (0.10)
                                                                      --------------         ------------         ------------

Net Asset Value, End of Period                                      $      13.13           $      12.95         $      11.07
                                                                       =============          ===========          ===========

Total Return                                                               12.66%                 19.88%               11.82%(e)

Ratios to Average Net Assets/Supplemental Data:
   Net assets, end of period (in thousands)                         $    150,527           $    113,480         $     61,503
   Ratio of expenses to average net assets                                  0.70%                  0.78%                0.78%(d)
   Ratio of net investment income to average net assets                     0.41%                  0.68%                1.33%(d)
   Ratio of expenses to average net assets*                                 0.70%                  0.78%                0.90%(d)
   Portfolio turnover rate                                                103.41%                 54.16%               38.00%(e)

____________
 * During the period, certain fees were voluntarily reduced and/or waived. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) For the period August 25, 1995 (commencement of operations) through
    June 30, 1996.
(b) For the period August 8, 1995 (commencement of operations) through
    June 30, 1996.
(c) For the period September 5, 1995 (commencement of operations) through
    June 30, 1996.
(d) Annualized.
(e) Not Annualized.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period

                                                                                    International Equity Portfolio
                                                                    ----------------------------------------------------------
                                                                        Year                   Year                  Period
                                                                        Ended                  Ended                  Ended
                                                                      June 30,               June 30,               June 30,
                                                                        1998                   1997                 1996 (a)
                                                                    --------------         ------------           ------------

Net Asset Value, Beginning of Period                              $      12.84           $      11.26           $      10.00
                                                                    --------------         ------------           ------------

Income from Investment Operations:
   Net investment income                                                  0.16                   0.22                   0.16
   Net realized and unrealized gain on investments, futures
      and foreign currency transactions                                   0.49                   1.92                   1.35
                                                                    --------------         ------------           ------------
   Total from investment operations                                       0.65                   2.14                   1.51
                                                                    --------------         ------------           ------------

Distributions to Shareholders from:
   Net investment income                                                (0.47)                 (0.22)                 (0.24)
   In excess of net investment income                                       -                  (0.04)                     -
   Net realized gain on investments, futures and foreign
      currency transactions                                             (0.32)                 (0.30)                 (0.01)
                                                                    --------------         ------------           ------------

   Total distribution to shareholders                                   (0.79)                 (0.56)                 (0.25)
                                                                    --------------         ------------           ------------

Net Asset Value, End of Period                                    $     12.70           $      12.84           $      11.26
                                                                     =============          ===========            ===========

Total Return                                                             5.91%                 19.61%                 15.15%(d)

Ratios to Average Net Assets/Supplemental Data:
   Net assets, end of period (in thousands)                       $    229,875           $    146,122           $     77,732
   Ratio of expenses to average net assets                                0.70%                  0.78%                  0.81%(c)
   Ratio of net investment income to average net assets                   2.00%                  1.97%                  1.75%(c)
   Ratio of expenses to average net assets*                               0.71%                  0.78%                  0.92%(c)
   Portfolio turnover rate                                               36.80%                 29.85%                 15.00%(d)

____________
* During the period, certain fees were voluntarily reduced and/or waived. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) For the period August 17, 1995 (commencement of operations) through
    June 30, 1996.
(b) For the period October 10, 1995 (commencement of operations) through
    June 30, 1996.
(c) Annualized.
(d) Not annualized.




THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period

                                                                                         Limited Duration
                                                                                     Municipal Bond Portfolio
                                                                      ------------------------------------------------------
                                                                          Year                  Year               Period
                                                                          Ended                 Ended               Ended
                                                                        June 30,              June 30,            June 30,
                                                                          1998                  1997              1996 (b)
                                                                      -------------         ------------        ------------

Net Asset Value, Beginning of Period                                $      10.04          $      10.00        $      10.00
                                                                      -------------         ------------        ------------

Income from Investment Operations:
   Net investment income                                                    0.47                  0.48                0.35
   Net realized and unrealized gain on investments, futures
      and foreign currency transactions                                     0.07                  0.04                0.01
                                                                      -------------         ------------        ------------
   Total from investment operations                                         0.54                  0.52                0.36
                                                                      -------------         ------------        ------------

Distributions to Shareholders from:
   Net investment income                                                   (0.47)                (0.48)              (0.36)
   In excess of net investment income                                          -                     -                   -
   Net realized gain on investments, futures and foreign
     currency transactions                                                     -                     -                   -
                                                                      -------------         ------------        ------------
   Total distribution to shareholders                                      (0.47)                (0.48)              (0.36)
                                                                      -------------         ------------        ------------

Net Asset Value, End of Period                                      $      10.11          $      10.04        $      10.00
                                                                       ============          ===========         ===========

Total Return                                                                5.48%                 5.34%               3.60%(d)

Ratios to Average Net Assets/Supplemental Data:
   Net assets, end of period (in thousands)                         $     46,677          $     40,963        $     29,485
   Ratio of expenses to average net assets                                  0.47%                 0.52%               0.53%(c)
   Ratio of net investment income to average net assets                     4.65%                 4.78%               4.78%(c)
   Ratio of expenses to average net assets*                                 0.51%                 0.68%               0.81%(c)
   Portfolio turnover rate                                                 42.50%                44.57%             116.00%(d)

____________

 * During the period, certain fees were voluntarily reduced and/or waived. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) For the period August 17, 1995 (commencement of operations) through
    June 30, 1996.
(b) For the period October 10, 1995 (commencement of operations) through
    June 30, 1996.
(c) Annualized.
(d) Not annualized.

                       INVESTMENT OBJECTIVES AND POLICIES

Set forth below is a brief description of the investment objective and policies of each of the Trust's Portfolios, as well as the identity of the Investment Manager(s) responsible for making day-to-day investment decisions for each Portfolio. More detailed information about the Investment Managers appears in this prospectus under the heading "Management of the Trust." Further information about the types of instruments in which each Portfolio may invest, and the risks associated with such investments, appears in this prospectus under the heading "Investment Practices and Risk Considerations" and in the related Statement of Additional Information. The Statement of Additional Information also lists those investment restrictions to which the various Portfolios are subject under the Investment Company Act of 1940 ("Investment Company Act"). Unless otherwise noted, the investment objectives and policies of the respective Portfolios as set forth below are not fundamental and may be changed or modified by the Trust's Board without a shareholder vote.

As further described in this prospectus under the heading "Management of the Trust," investment discretion with respect to the assets of each Portfolio is vested with one or more Investment Managers retained by the Trust. While the Trust's Board is ultimately responsible for all matters relating to the Trust, day-to-day decisions with respect to the purchase and sale of securities in accordance with a Portfolio's investment objectives and policies are the responsibility of the Investment Managers retained from time to time by the Trust on behalf of the respective Portfolios. As is the case with any investment in securities, an investment in any of the Portfolios involves certain risks and there can be no assurance that any Portfolio will achieve its objective.

The Equity Portfolios.  Each of the Portfolios described below ("Equity
----------------------
Portfolios") seeks to achieve its investment objective by investing primarily in equity securities. In general, the prices of equity securities fluctuate over time and, accordingly, an investment in any of the Equity Portfolios may be more suitable for long-term investors who can bear the risk of short-term principal fluctuation. Further information about equity related securities appears in this prospectus under the heading "Investment Practices and Risk Considerations:
About Equity Securities."

The Value Equity Portfolio.  The investment objective of this Portfolio is to
---------------------------
provide total return consisting of capital appreciation and current income. The Portfolio seeks to achieve this objective primarily through investment in a diversified portfolio of equity securities. In selecting securities for the Portfolio, the Investment Managers will generally emphasize equity securities with a relatively lower price-earnings ratio but higher dividend income than the average range for stocks included in the Standard & Poor's 500 Stock Index; dividends paid by The Value Equity Portfolio can generally be expected to be higher than those paid by The Growth Equity Portfolio. Up to 15% of the Portfolio's total assets may be invested in convertible securities; up to 15% of the Portfolio's total assets may be invested in American Depository Receipts. Hotchkis and Wiley and Institutional Capital Corporation currently serve as Investment Managers for The Value Equity Portfolio.


The Growth Equity Portfolio.  The investment objective of this Portfolio is to
----------------------------
provide capital appreciation, with income as a secondary consideration. The Portfolio will seek to achieve this objective by investing primarily in a diversified portfolio of equity securities traded on registered exchanges or in the over-the-counter market in the U.S. In selecting securities for the Portfolio, the Investment Managers will generally emphasize equity securities with long-term earnings growth potential and relatively higher price-earnings ratios than the average range for stocks included in the Standard & Poor's 500 Stock Index. Although dividend-paying securities will be considered for inclusion in the Portfolio, dividends paid by The Growth Equity Portfolio can generally be expected to be lower than those paid by The Value Equity Portfolio. Up to 10% of the Portfolio's total assets may be invested in convertible securities. In addition, a maximum of 20% of the Portfolio's total assets may be invested in securities of non-U.S. issuers. Further information about the special considerations applicable to international investments appears in this prospectus under the heading "Investment Practices and Risk Considerations:
About Foreign Securities." Jennison Associates LLC and Goldman Sachs Asset Management Company, Inc. currently serve as Investment Managers for The Growth Equity Portfolio.

The Small Capitalization Equity Portfolio.  The investment objective of this
------------------------------------------
Portfolio is to provide long term capital appreciation by investing primarily in equity securities of smaller companies. Companies in which the Portfolio may invest are those which, in the view of one or more of the Portfolio's Investment Managers, have demonstrated, or have the potential for, strong capital appreciation potential due to their relative market position, anticipated earnings, changes in management or other factors. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in equity securities of companies with capitalizations of less than $1.0 billion at the time of purchase; up to 35% of the Portfolio's total assets may be invested in the equity securities of companies with larger capitalizations. Geewax, Terker and Co. and Frontier Capital Management Company currently serve as Investment Managers for The Small Capitalization Equity Portfolio.


The International Equity Portfolio.  The investment objective of this Portfolio
-------------------------------------
is to maximize total return, consisting of capital appreciation and current income, by investing primarily in a diversified portfolio of equity securities of non-U.S. issuers. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in equity securities of issuers located in at least three countries other than the United States. Further information about the special considerations applicable to international investments appears in this prospectus under the heading "Investment Practices and Risk Considerations: About Foreign Securities." Brinson Partners, Inc. currently serves as Investment Manager for The International Equity Portfolio.

The International Equity Portfolio is designed to invest in the equity securities of non-U.S. issuers that are believed to be undervalued in relation to the issuer's assets, cash flow, earnings and revenues based upon the Investment Manager's research and proprietary valuation systems. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE"). Currently, these markets are Japan, the United Kingdom, Germany, France, Canada, Italy, the Netherlands, Australia, Switzerland, Spain, Hong Kong, Belgium, Singapore, Sweden, Denmark, Norway, New Zealand, Austria, Finland and Ireland. Securities of non-U.S. issuers purchased by the Portfolio may be purchased on U.S. registered exchanges, the over-the-counter markets or in the form of sponsored or unsponsored American Depositary Receipts traded on registered exchanges or NASDAQ or sponsored or unsponsored European Depositary Receipts.

Securities may also be purchased on recognized foreign exchanges or on over-the-counter markets overseas. In addition, the Portfolio may enter into forward foreign currency exchange contracts, buy or sell options, futures or options on futures relating to foreign currencies and may purchase securities indexed to currency baskets in order to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated. Further information about the Portfolio's use of these instruments appears in this prospectus under the heading "Investment Practices and Risk Considerations:
About Hedging Strategies." The International Equity Portfolio may also invest in high-quality short-term debt instruments (including repurchase agreements) denominated in U.S. or foreign currencies for temporary purposes. Further information about the Portfolio's temporary investment practices appears in this prospectus under the heading "Investment Practices and Risk Considerations:
About Temporary Investment Practices."

The Fixed-Income Portfolios.  Each of the Portfolios described below ("Fixed
----------------------------
Income Portfolios") seeks to achieve its investment objective by investing primarily in fixed income securities. Morgan Grenfell Capital Management Incorporated currently serves as Investment Manager for each of these Portfolios. In selecting fixed income investments, the Investment Manager seeks to identify fixed income securities and sectors which it believes to be undervalued relative to the market and alternative sectors rather than forecasting changes in the interest rate environment. Fixed income securities may be undervalued for a variety of reasons, such as market inefficiencies relating to lack of market information about particular securities and sectors, supply and demand shifts and lack of market penetration by some issuers.
Further information about investing in fixed income securities, including the impact of maturity policies on investment risk, appears in this prospectus in the section entitled "Investment Practices and Risk Considerations." Relevant subheadings include "About Fixed Income Securities" and "About Temporary Investment Practices." Information relating to the municipal securities in which The Limited Duration Municipal Bond and the Intermediate Term Municipal Bond Portfolios ("Municipal Portfolios") invest appears under the heading "Investment Practices and Risk Considerations:
About Municipal Securities."


The Limited Duration Municipal Bond Portfolio.  The investment objective of this
----------------------------------------------
Portfolio is to provide a high level of current income exempt from Federal income tax, consistent with the preservation of capital. The Portfolio seeks to achieve this objective by investing primarily in a diversified portfolio of debt securities issued by municipalities and related entities, the interest on which is exempt from regular Federal income tax). It is a fundamental policy of the Portfolio that, under normal circumstances, at least 80% of its net assets will be invested in such securities (collectively, Municipal Securities"). Municipal Securities may include general obligation bonds and notes, revenue bonds and notes (including industrial revenue bonds and municipal lease obligations), as well as participation interests relating to such securities. Although exempt from regular Federal income tax, interest paid by the securities in which this Portfolio invests may be tax preference items for purposes of computing Federal alternative minimum tax. In order to maintain liquidity or in the event that the Investment Manager determines that securities meeting the Portfolio's investment objective and policies are not otherwise readily available for purchase, the Portfolio is authorized to invest up to 20% of its total assets in taxable instruments.

It is anticipated that the average credit quality of all Municipal Securities purchased for the Portfolio will be comparable to securities rated "Aa" by Moody's Investors Service ("Moody's"), or "AA" by Standard & Poor's Corporation ("S&P"), respectively (or, in the case of municipal notes and commercial paper, corresponding ratings assigned to such instruments). The Portfolio is also, however, authorized to invest in Municipal Securities that, at the time of investment, are rated at least investment grade (e.g. "Baa" or better by Moody's, "BBB" by S&P or, if unrated, are determined by the Portfolio's Investment Manager to be of comparable quality to securities that have received such ratings). Securities rated "Baa" or "BBB" may be said to have speculative characteristics in that changes in economic conditions or other circumstances may be more likely to weaken the issuer's capacity to make principal and interest payments than is the case with respect to securities that have received higher ratings. The municipal notes in which the Portfolio may invest will be limited to those obligations which are rated, at the time of purchase, at least MIG-1 or VMIG-1 by Moody's or SP-1 by S&P or, if unrated, are determined by the Investment Manager to be of comparable quality to securities that have received such ratings. Tax-exempt commercial paper must be rated at least A-1 by S&P or Prime-1 by Moody's at the time of investment or, if not rated, determined by the Portfolio's Investment Manager to be of comparable quality to issues that have received such ratings. Taxable investments, if any, will be limited to those rated "Aa" or "AA" by Moody's or S&P, respectively (or, in the case of securities not rated by these services or unrated, of comparable quality).

Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an overall duration of less than 4 years. Duration is a concept that incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure that is used by investment professionals as a more precise alternative to the concept of term-to-maturity. As a point of reference, the maturity of a current coupon bond with a 3 year duration is approximately 3.5 years and the maturity of a current coupon bond with a 6 year duration is approximately 9 years. Changes in interest rates can adversely affect the value of an investment in the Portfolio. As an example, a one percent increase in interest rates could result in a four percent decrease in the value of a portfolio with a duration of four years.
When interest rates are falling, a fixed income portfolio with a shorter duration generally will not generate as high a level of total return as one with a longer duration. When interest rates are flat, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios. Because of its shorter portfolio maturity, The Limited Duration Municipal Bond Portfolio can be expected to be less volatile in response to changes in interest rates than The Intermediate Term Municipal Bond Portfolio. Its yield, however, can also be expected to be lower than its longer term counterpart.

The Intermediate Term Municipal Bond Portfolio.  The investment objective of The
-----------------------------------------------
Intermediate Term Municipal Bond Portfolio is to provide a high level of current income exempt from Federal income tax consistent with the preservation of capital. The Portfolio seeks to achieve its objective by investing primarily in a diversified portfolio of Municipal Securities with characteristics similar to those in which The Limited Duration Municipal Bond Portfolio invests, except that the Intermediate Term Municipal Bond Portfolio expects to maintain a dollar weighted effective average remaining portfolio maturity of 5 to 10 years. It is a fundamental policy of the Portfolio that, under normal circumstances, at least 80% of its net assets will be invested in Municipal Securities. Although exempt from regular Federal income tax, interest paid by the securities in which this Portfolio invests may be tax preference items for purposes of computing Federal alternative minimum tax. The Portfolio is, however, authorized to invest up to 20% of its total assets in taxable instruments to maintain liquidity or in the event that the Investment Manager determines that securities meeting the Portfolio's investment objective and policies are not otherwise readily available for purchase. Because of its longer portfolio maturity, The Intermediate Term Municipal Bond Portfolio can be expected to be more volatile in response to changes in interest rates than The Limited Duration Municipal Bond Portfolio. Its yield, however, can also be expected to be higher than its shorter-term counterpart.

The Fixed Income Portfolio.  The investment objective of the Fixed Income
---------------------------
Portfolio is to seek a high level of income consistent with the preservation of capital. The Fixed Income Portfolio expects to maintain a dollar weighted effective average remaining portfolio maturity of 5 to 10 years, but may purchase securities with any stated remaining maturity. The Fixed Income Portfolio will normally invest at least 80% of its net assets in fixed income securities of all types, including U.S. Government securities; custodial receipts evidencing interests in such securities; corporate bonds and debentures; mortgage-backed securities and asset-backed securities; U.S. dollar denominated securities of foreign governments, their political subdivisions, agencies or instrumentalities, as U.S. dollar denominated obligations of supra-national entities; securities issued by states or municipalities (includingprivate activity bonds); equipment lease and trust certificates; and repurchase agreements involving any of the foregoing. Certain of these securities may have floating or variable rates of interest or include put features that afford their holders the right to sell the security at face value prior to maturity. Investments in U.S. dollar denominated securities of non-U.S. issuers will not exceed 25% of its total assets. Under normal conditions the Fixed Income Portfolio may hold up to 20% of its total assets in cash or money market instruments in order to maintain liquidity, or in the event that the Investment Manager determines that securities meeting the Portfolio's investment objective and policies are not otherwise readily available for purchase.

The Fixed Income Portfolio invests primarily in fixed income securities that, at the time of purchase, are either rated in one of three highest rating categories assigned by Moody's, S&P or other ratings organizations, or unrated securities determined by the Investment Manager to be of comparable quality. However, the Portfolio may also invest up to 15% of its assets in fixed income securities that are, at the time of purchase, either rated within the fourth highest rating category assigned by Moody's or S&P, or, if unrated by these, determined by the Investment Manager to be of comparable quality. See "About Fixed Income Securities." In the event any security held by the Fixed Income Portfolio is downgraded below the rating categories set forth above, the Investment Manager will review the security and determine whether to retain or dispose of that security. Fixed income securities rated in one of the four highest ratings categories and unrated securities determined by the Investment Manager to be of comparable quality are referred to in this prospectus as "investment grade fixed income securities." Fixed income securities in the lowest investment grade category are considered medium grade securities. Such securities have speculative characteristics, involve greater risk of loss than higher quality securities and are more sensitive to changes in the issuer's capacity to pay.



                  INVESTMENT PRACTICES AND RISK CONSIDERATIONS


Although each of the Trust's Portfolios have different investment objectives and policies, certain investment practices may be used by one or more of the Portfolios. A general description of each such practice is set forth below, together with the Portfolios to which each practice is available.

About Equity Securities.  Each of the Equity Portfolios invests primarily in
------------------------
equity securities. For purposes of the investment policies of these Portfolios, the term "equity securities" includes total common and preferred stock and rights and warrants to purchase other equity securities. A maximum of 15% of the assets of The Value Equity Portfolio and up to 10% of the total assets of The Growth Equity Portfolio may be invested in convertible issues. The market value of convertible securities tends to move together with the market value of the underlying stock. Both The International Equity Portfolio and The Small Capitalization Equity Portfolio are also authorized to invest up to 5% of their respective total assets in similar convertible issues, although these Portfolios have no present intention of doing so. In general, investments in equity securities and convertible issues are subject to market risks that may cause their prices to fluctuate over time. Additionally, the value of securities, such as warrants and convertible issues, is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Convertible issues purchased for any Portfolio will be limited to those issues that are either rated (or, unrated securities that, in the judgment of the relevant Investment Manager, are comparable in quality to securities rated) investment grade or better by Moody's or S&P or other ratings organization. Please refer to "About Fixed Income Securities" in this section of the prospectus for further information about such organizations and their ratings. Fluctuations in the value of equity securities in which a Portfolio invests will cause the net asset value of that Portfolio to fluctuate.

The Small Capitalization Equity Portfolio invests primarily in equity securities issued by smaller companies, generally with capitalizations of less than $1.0 billion. Equity securities of smaller companies involve greater risk than is customarily associated with investments in larger, more established companies. This increased risk may be due to the fact that such companies often have limited markets and financial resources, narrow product lines and lack of depth in management. The securities of smaller companies are often traded in the over-the-counter markets and, if listed on national or regional exchanges, may not be traded in volumes typical for such exchanges. Thus, the securities of smaller companies are likely to be less liquid and subject to more abrupt or erratic price movements than larger, more established companies. Further information about securities that may be illiquid appears below under the heading "About Illiquid Securities."

Real Estate Investment Trusts.  The Value Equity Portfolio may acquire interest
------------------------------
in equity securities issued by real estate investment trusts. Further information about such investments appears in the Statement of Additional Information.

About Foreign Securities.  The International Equity Portfolio invests primarily
-------------------------
in equity securities of non-U.S. issuers, which securities may be traded in the U.S. or abroad and which may be denominated in foreign currencies. The Portfolio may also invest in short-term debt instruments denominated in foreign currencies under unusual market conditions. The Growth Equity Portfolio may also invest in non-U.S. equity issues. The Fixed-Income Portfolio may invest up to 25% of its assets in debt securities of non-U.S. issuers, which securities may be denominated in U.S. or foreign currencies. Equity securities of overseas issuers are subject to the same risks, described above, applicable to equity securities in general. In addition, both debt and equity securities of foreign issuers may involve risks which are not ordinarily associated with investing in domestic securities. Such factors include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation or the imposition of foreign withholding and other taxes; the impact of foreign political, social or diplomatic developments; limitations on the movement of funds or other assets between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. In addition, changes in foreign exchange rates will affect the value of securities denominated or quoted in foreign currencies relative to the U.S. dollar. Exchange rate movements can be large and can endure for extended periods of time. Such movements will affect the value of securities held in the Portfolio andmay increase or decrease the Portfolio's net asset value per share. Securities transactions effected in markets overseas are generally subject to higher commissions than may be available on U.S. exchanges. Custody arrangements for the Portfolio's foreign securities will be more costly than those associated with domestic securities of equal value. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the nonrecovered portion of foreign withholding taxes will reduce the Portfolio's income.

The Value Equity, Growth Equity and International Equity Portfolios may invest in American Depositary Receipts ("ADRs"). ADRs are dollar-denominated receipts, generally issued in registered form by domestic banks, that represent the deposit with the bank of a security of a foreign issuer. ADRs, which are publicly traded on U.S. exchanges and in the over-the-counter markets, may be sponsored by the foreign issuer of the underlying security or may be unsponsored. The International Equity Portfolio and The Growth Equity Portfolio are also permitted to invest in European Depositary Receipts ("EDRs"). EDRs are similar to ADRs but are issued and traded in Europe. EDRs are generally issued in bearer form and denominated in foreign currencies and, for this reason, are subject to the currency risks described above. For purposes of the Trust's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR or EDR representing ownership of common stock will be treated as common stock. ADR or EDR programs may be sponsored or unsponsored. Unsponsored programs are subject to certain risks. In contrast to sponsored programs, where the foreign issuer of the underlying security works with the depository institution to ensure a centralized source of information about the underlying company, including any annual or other similar reports to shareholders, dividends and other corporate actions, unsponsored programs are based on a service agreement between the depository institution and holders of ADRs or EDRs issued by the program; thus investors bear expenses associated with certificate transfer, custody and dividend payments. In addition, there may be several depository institutions involved in issuing unsponsored ADRs or EDRs for the same underlying issuer. Such duplication may lead to market confusion because there would be no central source of information for buyers, sellers and intermediaries, and delays in the payment of dividends and information about the underlying issuer or its securities could result.

The expected introduction of a single currency, the Euro, on January 1, 1999 for participating nations ("Member States") in the European Economic and Monetary Union presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the Euro; the establishment of exchange rates for existing currencies and the Euro; and the creation of suitable clearing and settlement payment systems for the new currency. These or other factors, including political and economic risks, could cause market disruptions before or after the introduction of the Euro, and could adversely affect the value of securities held by the Fund. The Euro transition period extends until July 1, 2002, when the Euro will be the sole legal tender in participating Member States. In January 1999, the Euro will become the settlement and income currency for securiites in Europe; European stock exchanges will quote and trade listed equity securities in Euro. Issuers have until July 1, 2002 to redenominate corporate stocks and bonds from national currencies to the Euro. Until January 2002, the Euro will only exist as book entries in financial and bank accounts. The lack of policies and laws or regulations in the participating Member States make it difficult to determine all processing and systems changes that will be requires as a result of the conversion to the Euro.

About Fixed Income Securities.  Each of the Fixed Income Portfolios invests
------------------------------
primarily in fixed income securities (sometimes referred to as "debt securities") and the performance of these Portfolios is subject to certain risks associated with investments in such securities.


Interest rate risk is the risk that the value of an investment will fluctuate in response to changes in interest rates. Generally, the value of debt securities will tend to decrease when interest rates rise and increase when interest rates fall, with shorter term securities generally less sensitive to interest rate changes than longer term securities. In periods of declining interest rates, the yield of a Portfolio that invests in fixed income securities will tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of the Portfolio will tend to be lower. Also, when interest rates are falling, the inflow of net new money to such a Portfolio will likely be invested in portfolio instruments producing lower yields than the balance of the Portfolio. In periods of rising interest rates, the opposite can be true. The net asset value of a Portfolio investing in fixed income securities can generally be expected to change as general levels of interest rates fluctuate. The value of fixed income securities held by a Portfolio generally varies inversely with changes in interest rates. The market value of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region. Debt securities (including convertible issues) may be rated by one or more nationally recognized rating organization, such as S&P and Moody's (each an "NRSRO"). NRSRO ratings represent the judgment of the relevant NRSRO with regard to the safety of principal and interest payments. These ratings are not, however, a guarantee of quality and may be subject to change even after the Trust has acquired the security. Also, an NRSRO may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. If a security's rating is reduced while it is held by the Trust, the appropriate Investment Manager will consider whether the Trust should continue to hold the security but is not required to dispose of it. A summary of the ratings categories of Moody's and S&P appears in the Appendix to the Statement of Additional Information.

The creditworthiness of the issuers of fixed income securities is monitored by the Investment Manager of the Fixed Income Portfolios with reference to ratings, if any, assigned to individual fixed income issues by NRSROs, as well as other factors deemed relevant to the Investment Manager. The Fixed Income Portfolios may purchase debt securities that have not been assigned ratings by an NRSRO but are determined by the relevant Investment Manager to be of a quality comparable to rated securities that the Portfolio is permitted to purchase.


"When-issued Securities."  Fixed-income securities may be purchased on a "when-
-------------------------
issued" basis. When securities are purchased on a when-issued or delayed delivery basis, the Portfolio must maintain, in a segregated account until the settlement date, cash, U.S. Government securities or high-grade, liquid obligations in an amount sufficient to meet the purchase price (or enter into offsetting contracts for the forward sale of other securities it owns). The purchase of securities on a when-issued or delayed delivery basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although purchases of securities on a when-issued or delayed delivery basis are expected to be made only with the intention of acquiring those securities for the investment portfolio of the purchasing Portfolio, when-issued or delayed delivery securities may be sold prior to settlement if the purchasing Portfolio's Investment Manager deems it appropriate to do so. The market value of when-issued securities may increase or decrease prior to settlement as a result of changes in interest rates or other factors and short-term gains or losses may be realized on any sales of such when-issued securities.

About Taxable Fixed Income Securities.  Those instruments in which the Fixed
--------------------------------------
Income Portfolio may invest include those described below. Further information is available in the Statement of Additional Information relating to the Trust.

U.S. Government Securities.  U.S. Government securities are obligations issued
---------------------------
or guaranteed as to both principal and interest by the U.S. Government, its agencies, instrumentalities or sponsored enterprises ("U.S. Government securities"). Some U.S. Government securities, such as U.S. Treasury bills, notes and bonds, are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported either by (i) the full faith and credit of the U.S. Government (such as securities of the GNMA), (ii) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Banks), (iii) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association), or (iv) only the credit of the issuer. Separately traded principal and interest components of securities guaranteed or issued by the U.S. Government or its agencies, instrumentalities or sponsored enterprises may also be acquired if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS") or any similar program sponsored by the U.S. Government. STRIPS are sold as zero coupon securities. See "Zero Coupon Securities."

Custodial Receipts.  Custodial Receipts are interests in separately traded
-------------------
interest and principal component parts of U.S. Government securities that are issued by banks or brokerage firms and are created by depositing U.S. Government securities into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Custodial receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts

("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). TIGRs and CATS are interests in private proprietary accounts while TRs and STRIPS (see "U.S. Government Securities" above) are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities; for more information, see "Zero Coupon Securities."

Zero Coupon Securities.  STRIPS and custodial receipts (TRs, TIGRs and CATS) are
-----------------------
sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero Coupon Securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because a Portfolio must distribute the accreted amounts in order to qualify for favorable tax treatment, it may have to sell portfolio securities to generate cash to satisfy the applicable distribution requirements. As a result of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

Mortgage-Backed and Asset-Backed Securities.  Mortgage-backed securities
--------------------------------------------
represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-backed securities in which The Fixed Income Portfolio may invest include those issued or guaranteed by U.S. Government agencies or instrumentalities such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). The Portfolio may also invest in mortgage-backed securities issued by non-governmental entities, including collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICS").

Asset-backed securities represent participation in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements and other categories or receivables. Such securities are generally issued by trusts and special purpose corporations. Asset-backed securities present certain risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. In addition, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities. Many mortgage and asset-backed securities may be considered derivative instruments.

Mortgage-backed and asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. Accordingly, the market values of such securities will vary with changes in market interest rates generally and in yield differentials among various kinds of U.S. Government securities and other mortgage-backed and asset-backed securities.
For example, during periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities can be expected to accelerate, and thus impair a Portfolio's ability to reinvest the returns of principal at comparable yields. In periods of rising interest rates, however, the rate at which the underlying mortgages are pre-paid is likely to be reduced. As a result, the effective maturity and volatility of the mortgaged-backed security involved would increase, as would the value of the security itself. Under unusual circumstances, the ability of a Portfolio to dispose of such mortgage or asset-backed issues could be impaired.

Mortgage Dollar Rolls.  The Fixed Income Portfolio may enter into mortgage
----------------------
"dollar roll" Transactions. These transactions involve the sale of securities by the Portfolio for delivery in the current month and a simultaneous contract to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated, however, by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") or fee income and by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. The Portfolio may enter into both covered and uncovered rolls.

Municipal Securities.  The Fixed Income Portfolio may, consistent with its
---------------------
investment policies, invest in any of the securities described below under the heading "Municipal Securities." Unlike the Municipal Portfolios, however, The Fixed Income Portfolio may acquire such securities without regard to whether the interest paid on any such security is exempt from regular Federal income tax.


Foreign Government Securities.  The foreign government securities in which The
------------------------------
Fixed Income Portfolio may invest generally consist of debt obligations issued or guaranteed by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational or quasi-governmental entities. Quasi-governmental and supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (often referred to as the "World Bank"), the Japanese Development Bank, the Asian Development Bank and the InterAmerican Development Bank.
Foreign government securities also include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies. Investment in debt obligations of a government, its agencies or instrumentalities involve the risks associated with any investment in debt securities as well as the risks associated with an investment in foreign securities, as described above. In addition, investments in foreign government securities involve the risk that the governmental entity may not be willing or able to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's ability or willingness to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the extent of its foreign reserves, the relative size of the debt service burden to the economy as a whole and the political constraints to which a governmental entity may be subject.

About Municipal Securities.  Each of the Municipal Portfolios intends to invest
---------------------------
substantially all of its assets in Municipal Securities, including municipal bonds, notes and related instruments. As previously noted, interest paid by the Municipal Securities in which the Municipal Portfolios primarily invest are exempt from regular Federal income tax but may be tax preference items for purposes of computing Federal alternative minimum tax. In determining whether to invest in a particular Tax Exempt Security, the Portfolio's Investment Manager will rely on the opinion of bond counsel for the issuer as to the validity of the security and the exemption of interest on such security from Federal and relevant state income taxes, and will not make an independent investigation of the basis for any such opinion. Municipal bonds are debt obligations which are typically issued with maturities of five years or more, issued by local, state and regional governments or other governmental authorities. Municipal bonds may be issued for a wide range of purposes, including construction of public facilities, funding operating expenses, funding of loans to public institutions; or refunding outstanding municipal debt. Municipal bonds may be "general obligations" of their issuers, the repayment of which is secured by the issuer's pledge of full faith, credit and taxing power. "Revenue" or "special tax" bonds, such as municipal lease obligations and industrial revenue bonds are obligations that are payable from revenues derived from a particular facility or a special excise or other tax. Trusts for repayment of revenue bonds are generally limited to revenues from the underlying project or facility. As a consequence, the credit quality of such obligations is ordinarily dependent on the credit quality of the private user or operator of the project or facility rather than the governmental issuer of the obligation. Municipal lease obligations likewise may not be backed by the issuing municipality's credit and may involve risks not normally associated with investments in Municipal Securities. For example, interest on municipal lease obligations may become taxable if the lease is assigned. The Portfolio may also incur losses if the municipal issuer does not appropriate funds for lease payments on an annual basis, which may result in termination of the lease and possible default. Municipal leases may also be illiquid. Further information about securities that may be illiquid is included in this section under the heading "About Illiquid Securities."

The Municipal Portfolios may also invest in Municipal Securities, the proceeds of which are directed, at least in part, to private, for-profit organizations. Although the interest from such bonds is exempt from regular Federal income tax, the interest may be treated as a tax preference item for purposes of the alternative minimum tax if the bond was issued after August 7, 1986; such bonds are often referred to as "AMT Bonds." The alternative minimum tax is a special separate tax that applies to a limited number of taxpayers who have certain adjustments to income or tax preference items. Municipal notes are obligations issued by local, state and regional governments to meet their short-term funding requirements. Municipal notes may be short-term debt obligations which are issued pending receipt of taxes or other revenues, and retired upon receipt of such revenues. Such securities include bond anticipation notes, revenue anticipation notes and tax and revenue anticipation notes. Other types of municipal notes in which the Portfolio may invest are issued to fund municipal operations on a temporary or revolving basis and may include construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes and similar instruments.

Long term fixed rate municipal bonds that have been coupled with puts granted by a third party financial institution may also be purchased for the Municipal Portfolios. Such instruments, which may be represented by custodial receipts or trust certificates, are designed to enhance the liquidity and shorten the duration of the underlying bond. Under certain circumstances, however, such as the downgrading of the underlying bond or a change in its tax-exempt status, the associated put will terminate automatically and, as a result, the weighted average maturity of the Portfolios may increase.

A "participation interest" is a floating or variable rate security issued by a financial institution. These instruments represent interests in municipal bonds or other municipal obligations held by the issuing financial institution. Participation interests are generally backed by an irrevocable letter of credit or guarantee by a bank (which may or may not be the issuing financial institution). The letter of credit feature is usually designed to enhance the credit quality of the underlying municipal obligations. In addition, participation interests generally carry a demand feature. These demand features permit the Portfolios to tender the participation interest back to the issuing financial institution and are usually designed to provide liquidity for the Portfolio in the event of a downgrade in the credit quality of the instrument or default in the underlying municipal obligation. The Portfolio may acquire stand-by commitments, also known as "liquidity puts" solely for the purpose of facilitating portfolio liquidity. These instruments give the Portfolio the right to sell specified securities back to the seller, at the option of the Portfolio, at a specified price. It is expected that such stand-by commitments will be available without the payment of any direct or indirect consideration. However, if advisable in the judgment of the Investment Manager of the Portfolios, the Portfolios may pay for such commitments at the time the underlying security is acquired.

About Temporary Investment Practices.  It is the intention of the Trust that
-------------------------------------
each of the Portfolios be fully invested in accordance with its respective investment objectives and policies at all times. To maintain liquidity pending investment, however, the Portfolios are authorized to invest up to 20% of their respective assets in short-term money market instruments issued, sponsored or guaranteed by the U.S. Government, its agencies or instrumentalities. Such securities are referred to in this prospectus as U.S. Government Securities and are described above under the heading "About Taxable Fixed-Income Securities:
U.S. Government Securities." The Portfolios may also invest repurchase agreements secured by U.S Government Securities or repurchase agreements secured by such securities, or short-term money market instruments of other issuers, including corporate commercial paper, and variable and floating rate debt instruments, that have received, or are comparable in quality to securities that have received, one of the two highest ratings assigned by at least one NRSRO.

The International Equity Portfolio is also permitted to invest in U.S. Government Securities or the short-term money market instruments of other issuers noted above; in the case of the International Portfolio, such investments may be denominated in U.S. dollars or other currencies to maintain liquidity pending investment. Investments in short-term instruments denominated in foreign currencies are subject to the same risk considerations as described above under the heading "About Foreign Securities." All such investments will be subject to the same quality standards as those applicable to short-term investments made on behalf of the Trust's domestic portfolios.

Under extraordinary market or economic conditions, all or any portion of a Portfolio's assets may be invested in short-term money market instruments for temporary defensive purposes. Further information about those instruments that each of the Portfolios may use for temporary investment purposes appears in the Statement of Additional Information, under the heading "Further
Information on Investment Policies."

About Illiquid Securities.  A Portfolio may not purchase illiquid securities if,
--------------------------
at the time of such purchase, more than 15% of the value of the Portfolio's net assets will be invested in illiquid securities. Illiquid securities are those that cannot be disposed of promptly within seven days and in the usual course of business at the prices at which they are valued. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Variable rate demand notes with demand periods in excess of seven days, securities issued with restrictions on their disposition ("restricted issues") and municipal lease obligations, which may be unrated, will be deemed illiquid unless a Portfolio's Investment Manager determines that such securities are readily marketable and could be disposed of within seven days promptly at the prices at which they are valued. In the case of municipal lease obligations, this determination will be made by the Portfolio's Investment Manager in accordance with guidelines established by the Trust's Board. The liquidity of restricted issues and, in particular, the availability of an adequate dealer or institutional trading market for those restricted issues ("Rule 144A Securities") that are not registered for sale to the general public but can be resold to institutional investors, will be determined by each Portfolio's Investment Manager in accordance with guidelines established by the Trust's Board. The institutional market for Rule 144A Securities is relatively new and liquidity of the investments in such securities could be impaired if trading does not further develop or declines. Factors relevant to the liquidity of a particular instrument include the frequency of trades and availability of dealer quotes, the number of dealers and market makers active in the issue and the nature of marketplace trades (e.g. mechanics of transfer and solicitation of offers).

About Hedging Strategies.  Each of the Portfolios may engage in certain
-------------------------
strategies ("Hedging Strategies") designed to reduce certain risks that would otherwise be associated with their respective securities investments, and/or in anticipation of futures purchases and to gain market exposure pending direct investment in securities. These strategies include the use of options on securities and securities indices, options on stock index and interest rate futures contracts and options on such futures contracts. The Growth Equity, International Equity and Fixed Income Portfolios may also use forward foreign currency contracts in connection with the purchase and sale of securities denominated in foreign currencies. In addition, The International Equity Portfolio and The Fixed Income Portfolio may use foreign currency options and foreign currency futures to hedge against fluctuations in the relative value of the currencies in which securities held by these Portfolios are denominated. A Portfolio may invest in the instruments noted above (collectively, "Hedging Instruments") only in a manner consistent with its investment objective and policies. A Portfolio may not invest more than 10% of its total assets in option purchases and may not commit more than 5% of its net assets to margin deposits on futures contracts and premiums for options on futures contracts. The Portfolios may not use Hedging Instruments for speculative purposes. Further information relating to the use of Hedging Instruments, and the limitations on their use, appears in the Statement of Additional Information.

There are certain overall considerations to be aware of in connection with the use of Hedging Instruments in any of the Portfolios. The ability to predict the direction of the securities or currency markets and interest rates involves skills different from those used in selecting securities. Although the use of various Hedging Instruments is intended to enable each of the Portfolios to hedge against certain investment risks, there can be no guarantee that this objective will be achieved. For example, in the event that an anticipated change in the price of the securities (or currencies) that are the subject of the strategy does not occur, it may be that the Portfolio employing the Hedging Strategy would have been in a better position had it not used such a strategy at all. Moreover, even if the Investment Manager correctly predicts interest rate or market price movements, a hedge could be unsuccessful if changes in the value of the option or futures position do not correspond to changes in the value of investments that the position was designed to hedge. Liquid markets do not always exist for certain Hedging Instruments and lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position. In the case of an option, the option could expire before it can be sold, with the resulting loss of the premium paid by a Portfolio for the option. In the case of a futures contract, a Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, options that are traded over-the-counter differ from exchange traded options in that they are two-party contracts with price and other terms negotiated between the parties. For this reason, the liquidity of these instruments may depend on the willingness of the counter party to enter into a closing transaction. In the case of currency related instruments, such as foreign currency options, options on foreign currency futures, and forward foreign currency contracts, it is generally not possible to structure transactions to match the precise value of the securities involved since the future value of the securities will change during the period that the arrangement is outstanding. As a result, such transactions may preclude or reduce the opportunity for gain if the value of the hedged currency changes relative to the U.S. dollar. Like over-the-counter options, such instruments are essentially contracts between the parties and the liquidity of these instruments may depend on the willingness of the counter party to enter into a closing transaction.


About Other Permitted Instruments.  Each of the Portfolios may borrow money from
----------------------------------
a bank for temporary emergency purposes, and may enter into reverse repurchase agreements. A reverse repurchase agreement, which is considered a borrowing for purposes of the Investment Company Act, involves the sale of a security by the Trust and its agreement to repurchase the instrument at a specified time and price.Under the Investment Company Act, the Trust is required to maintain a segregated account consisting of cash, U.S. Government securities or high-grade, liquid obligations, maturing not later than the expiration of the reverse repurchase agreement, to cover its obligations under reverse repurchase agreements. To avoid potential leveraging effects of a Portfolio's borrowings, additional investments will not be made while aggregate borrowings, including reverse repurchase agreements, are in excess of 5% of a Portfolio's total assets. Borrowings outstanding at any time will be limited to no more than one-third of a Portfolio's total assets. Each of the Portfolios may lend portfolio securities to brokers, dealers and financial institutions provided that cash, or equivalent collateral, equal to at least 100% of the market value (plus accrued interest) of the securities loaned is maintained by the borrower with the lending Portfolio. During the time securities are on loan, the borrower will pay to the Portfolio any income that may accrue on the securities. The Portfolio may invest the cash collateral and earn additional income or may receive an agreed upon fee from the borrower who has delivered equivalent collateral. No Portfolio will enter into any securities lending transaction if, at the time the loan is made, the value of all loaned securities, together with any other borrowings, equals more than one-third of the value of that Portfolio's total assets.


As permitted under the Investment Company Act, a Portfolio may invest up to 5% of its net assets in securities of other investment companies but may not acquire more than 3% of the voting securities of the investment company. Generally, the Portfolios do not make such investments. The Growth Equity Portfolio does, however, invest in certain instruments known as Standard & Poor's Depositary Receipts or "SPDRs" as part of its overall hedging strategies. Such strategies are designed to reduce certain risks that would otherwise be associated with the investments in the types of securities in which the Portfolio invests and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, provided that the use of such strategies are not for speculative purposes and are otherwise consistent with the investment policies and restrictions adopted by the Portfolio. SPDRs, which are listed on the American Stock Exchange, are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market. Further information about these and other derivative instruments is contained in the Statement of Additional Information.



                            MANAGEMENT OF THE TRUST

The Board of Trustees.  The Trust's Board is responsible for the overall
----------------------
supervision and management of the business and affairs of the Trust, including
(i) the selection and general supervision of the Investment Managers that provide day-to-day portfolio management services to the Trust's several Portfolios; and (ii) for Portfolios for which more than one Investment Manager has been retained, allocation of that Portfolio's assets among such Investment Managers. In particular, the Board may, from time to time, allocate portions of a Portfolio's assets between or among several Investment Managers, each of whom may have a different investment style and/or security selection discipline. The Board also may reallocate a Portfolio's assets among such Investment Managers or terminate particular Investment Managers, if the Board deems it appropriate to do so in order to achieve the overall objectives of the Portfolio involved. The Board may also retain additional Investment Managers on behalf of a Portfolio subject to the approval of the shareholders of that Portfolio in accordance with the Investment Company Act.

The Investment Managers.  As indicated above, day-to-day investment decisions
------------------------
for each of the Portfolios are the responsibility of one or more Investment Managers retained by the Trust. In accordance with the terms of individual investment advisory contracts relating to the respective Portfolios, and subject to the general supervision of the Trust's Board, each of the Investment Managers is responsible for providing a continuous program of investment management to, and placing all orders for, the purchase and sale of securities and other instruments on behalf of the respective Portfolios they serve.

Brinson Partners, Inc. ("Brinson") serves as Investment Manager for The International Equity Portfolio. For its services to the Portfolio, Brinson receives an annual fee, based on the average daily net asset value of that portion of the Portfolio's assets managed by it, which fee is calculated as follows: .40% of the Portfolio's average net assets of $200 million or less;
 .35% of such assets over $200 million up to $300 million; and .30% of such assets over $300 million. Brinson, the principal offices of which are located at 209 South LaSalle Street, Chicago, Illinois 60604-1295, and its predecessor entities have provided investment management services for international equity assets since 1974. The day-to-day management of The International Equity Portfolio is the responsibility of a team of Brinson's investment professionals; investment decisions are made by committee and no person has primary responsibility for making recommendations to the committee. Brinson had discretionary assets of approximately $86.9 billion under management as of June 30, 1998, of which approximately $2.0 billion represented assets of U.S. mutual funds. Brinson is a wholly-owned subsidiary of UBS AG, an internationally diversified organization with operations in many aspects of the financial services industry.

Geewax, Terker and Co. ("Geewax"), a Pennsylvania partnership and registered investment adviser, serves as an Investment Manager for The Small Capitalization Equity Portfolio. For its services to the Portfolio, Geewax receives a fee, based on the average daily net asset value of that portion of the Portfolio's assets managed by it, at an annual rate of 0.30%. The principal offices of Geewax are located at 99 Starr Road, Phoenixville, PA 19160. John Geewax has been a general partner of the firm since its founding in 1982. Mr. Geewax, who holds an MBA and JD from the University of Pennsylvania, is primarily responsible for making day-to-day investment decisions for that portion of the Portfolio's assets assigned to Geewax. He is supported by Christopher P. Ouimet. Mr. Ouimet, who holds an MBA from St. Joseph's University, joined Geewax in 1994. Prior to that, Mr. Ouimet was at The Vanguard Group as a quantitative analyst from 1992 to 1994, and as a marketing analyst from 1990 to 1992. As of September 30, 1998, Geewax managed assets of approximately $3,176 million, of which approximately $196 million represented assets of mutual funds. Geewax is controlled by Mr. Geewax and Bruce Terker, the firm's general partners.

Hotchkis and Wiley ("Hotchkis") serves as an Investment Manager for The Value Equity Portfolio. For its services to the Portfolio, Hotchkis receives a fee, based on the average daily net asset value of that portion of the Portfolio's assets managed by it, at an annual rate of 0.30%. Hotchkis, the principal offices of which are located at 725 South Figueroa Street, Suite 4000, Los Angeles, California, 90017, and its predecessor entities have provided investment management services for equity assets since 1980. Sheldon Lieberman is responsible for making day-to-day investment decisions for that portion of The Value Equity Portfolio allocated to Hotchkis and Wiley. Before joining Hotchkis and Wiley in 1994, Mr. Lieberman was the Chief Investment Officer for the Los Angeles County Employees Retirement Association. Prior to that, he was Manager of Trust Investments at Lockheed Corporation. As of September 30, 1998, Hotchkis and Wiley managed total assets of approximately $12.8 billion, of which approximately $3.5 billion represented assets of mutual funds. Hotchkis, a division of Merrill Lynch Asset Management LP, is controlled by Merrill Lynch & Co., Inc.

Frontier Capital Management Company ("Frontier") serves as an Investment Manager for The Small Capitalization Equity Portfolio. For its services to the Portfolio, Frontier receives a fee based on the average daily net asset value of that portion of the Portfolio's assets managed by it, at an annual rate of 0.45%. Frontier, the principal offices of which are located at 99 Summer Street, Boston, Massachusetts 02110, was established in 1980. Michael Cavarretta is responsible for making the day-to-day investment decisions for that portion of the Portfolio's assets assigned to Frontier. Mr. Cavarretta has been an investment professional with Frontier since 1988. Before joining Frontier, Mr. Cavarretta was a financial analyst with General Electric Co. and attended Harvard Business School (M.B.A. 1988). Frontier had, as of September 30, 1998, approximately $3.1 billion in assets under management, of which approximately $189 million represented assets of mutual funds.

Goldman Sachs Asset Management ("GSAM") serves as an Investment Manager for the Growth Equity Portfolio. For its services to the Portfolio, GSAM currently receives a fee based on the average daily net asset value of that portion of the Portfolio's assets managed by it, at an annual rate of 0.30%. The firm, the principal offices of which are located at One New York Plaza, New York, New York 10004, is a separate operating division of Goldman Sachs & Co. As of September 30, 1998, GSAM, together with its affiliates, managed total assets of in excess of $166 billion. Robert C. Jones, Victor Pinter, Kent Clark and Melissa Brown will be responsible for making day-to-day investment decisions for that portion of The Growth Equity Portfolio allocated to GSAM. Mr. Jones, a chartered financial analyst and Managing Director of GSAM has been an officer and investment professional with GSAM since 1989. Mr. Pinter and Mr. Clark, each of whom is a Vice President of GSAM, joined GSAM in 1990 and 1992, respectively. Ms. Brown is a Vice President. She joined GSAM in 1998. From 1994 to 1998, Ms. Brown was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities. GSAM is a separate operating division of Goldman Sachs & Co.


The Trust has conditionally approved an amendment to the GSAM Agreement ("Performance Fee Amendment"). Under the Performance Fee Amendment, GSAM would be compensated based, in part, on the investment results achieved by it. Implementation of the Performance Fee Amendment, however, is subject to receipt of certain assurances from the staff of the SEC that such implementation will not be viewed by the SEC staff as inconsistent with the requirements of the Investment Advisers Act. There can be no assurance that such relief will be granted by the SEC. If the Performance Fee Amendment is implemented, it could, under certain circumstances, increase or decrease the fee paid to GSAM, when compared to the current fixed fee arrangement and could result in the payment of incentive compensation during periods of declining markets. Further information about the Performance Fee Amendment appears in the Statement of Additional Information.


Institutional Capital Corporation ("ICAP") serves as an Investment Manager for The Value Equity Portfolio. For its services to the Portfolio, ICAP receives a fee, based on the average daily net asset value of that portion of the Portfolio's assets managed by it, at an annual rate of 0.35%. ICAP, the principal offices of which are located at 225 West Wacker, Chicago, Illinois 60606, has provided investment management services for equity assets since 1970. Investment decisions for those assets of the Portfolio assigned to ICAP are made by a team of ICAP investment professionals; investment decisions are made by committee and no single individual has primary responsibility for making recommendations to the committee. ICAP had assets of approximately $10.9 billion under management as of September 30, 1998, of which approximately $2.2 billion represented assets of mutual funds.

Jennison Associates LLC ("Jennison") serves as an Investment Manager for The Growth Equity Portfolio. For its services to the Portfolio, Jennison receives a fee, based on the average daily net asset value of that portion of the Portfolio's assets managed by it, at an annual rate of 0.30%. Jennison, the principal offices of which are located at 466 Lexington Avenue, New York, New York 10017, was established in 1969. Robert B. Corman, Executive Vice-President and a director of Jennison, is responsible for making day-to-day investment decisions for the portion of the Portfolio's assets assigned to Jennison. Mr. Corman, who is a chartered financial analyst, has been an officer and investment professional with Jennison since 1981. As of September 30, 1998, Jennison had approximately $39.3 billion under management, of which approximately $8.7 billion represented assets of mutual funds. Jennison is a wholly-owned subsidiary of The Prudential Insurance Company of America.

Morgan Grenfell Capital Management Incorporated ("Morgan Grenfell") serves as Investment Manager for The Limited Duration Municipal Bond Portfolio, The Intermediate Term Municipal Bond Portfolio and The Fixed Income Portfolio. For its services to each of the Intermediate Term Municipal Bond Portfolio and the Fixed Income Portfolio, Morgan Grenfell receives, based of the average daily net assets value of each such portfolio, an annual fee of 0.275%. For its services to the Limited Duration Municipal Bond Portfolio, Morgan Grenfell receives a fee of .20% of the average net asset value of that Portfolio. Morgan Grenfell, whose principal offices are located at 885 Third Avenue, New York, New York 10022, has been active in managing municipal securities since 1989. David Baldt, an Executive Vice-President of Morgan Grenfell, is primarily responsible for making the day-to-day investment decisions for each of the Trust's Fixed-Income Portfolios. Mr. Baldt has managed fixed income investments since 1973, and has been with Morgan Grenfell since 1989. As of September 30, 1998, Morgan Grenfell managed assets of approximately $14.0 billion, of which approximately $2.2 billion represented assets of mutual funds. Morgan Grenfell is an indirect, wholly-owned subsidiary of Deutschebank, A.G., a German financial services conglomerate.


Consulting Arrangement.  Pursuant to an agreement with the Trust, ("HCCI
-----------------------
Consulting Agreement"), Hirtle Callaghan continuously monitors the performance of various investment management organizations, including the Investment Managers. The HCCI Consulting Agreement provides that Hirtle Callaghan will make its officers available to serve as officers and/or Trustees of the Trust, and maintain office space sufficient for the Trust's principal office. For its services under The HCCI Consulting Agreement, Hirtle Callaghan is entitled to receive an annual fee of .05% of each Portfolio's average net assets. Hirtle Callaghan's principal offices are located at 575 East Swedesford Road, Wayne, Pennsylvania 19087. Hirtle Callaghan was organized in 1988 and has no history of operation prior to that date. Hirtle Callaghan is registered as an investment adviser under the Investment Advisers Act of 1940 and, as of September 30, 1998, had approximately $2.2 billion of assets under management. Hirtle Callaghan is controlled by Jonathan Hirtle and Donald E. Callaghan, each of whom also serves on the Trust's Board and as an officer of the Trust.


Administration, Distribution, and Related Services.  BISYS Fund Services, L.P.
--------------------------------------------------
("BISYS") 3435 Stelzer Road, Columbus, Ohio 43219 has been retained, pursuant to a separate Administrative Services Contract with the Trust, to serve as the Trust's administrator. Services performed by BISYS in that capacity include, but are not limited to: (a) general supervision of the operation of the Trust and coordination of services performed by the various service organizations retained by the Trust; (b) regulatory compliance, including the compilation of information for documents and reports furnished to the Securities and Exchange Commission and corresponding state agencies; (c) assistance in connection with the preparation and filing of the Trust's registration statement and amendments thereto; and (d) maintenance of the Trust's registration in the various states in which shares of the Trust are offered. Pursuant to separate contracts, BISYS or its affiliates also serve as the Trust's transfer and dividend disbursing agent, as well as the Trust's accounting agent and receives fees for such services. For its services, BISYS receives a single all-inclusive fee ("Omnibus Fee"). The Omnibus Fee is computed daily and paid monthly in arrears, at an annual rate of .10% of the aggregate average daily net assets of the Value Equity, Growth Equity, Small Capitalization Equity and International Equity Portfolios and of any additional portfolios that invest primarily in equity securities that may be created by the Trust in the future, and .08% of the aggregate average daily net assets of the Limited Duration Municipal Bond, Fixed Income and Intermediate Term Municipal Bond Portfolios and of any additional portfolios that invest primarily in debt securities that may be created in the future by the Trust.

BISYS performs similar services for mutual funds other than the Trust. BISYS and its affiliated companies are wholly-owned by The BISYS Group, Inc., a publicly-held company which is a provider of information processing, loan servicing and 401(k) administration and record keeping services to and through banking and other financial organizations. Affiliates of BISYS also serve as the Trust's distributor. Bankers Trust Company has been retained by the Trust to serve as custodian for the assets of each of the Portfolios.

Expenses.  The Trust pays all expenses incurred in its operation, other than
---------
those expenses expressly assumed by Hirtle Callaghan, the Investment Managers or other service organizations. Those Trust expenses that can be readily identified as belonging to a particular Portfolio will be paid by that Portfolio. General expenses of the Trust that are not so identified will be allocated among the Portfolios based on their relative net assets at the time those expenses are accrued. The Trust's principal expenses are the fees payable to the Investment Managers; the Omnibus fee payable to BISYS for administration, transfer agency and portfolio accounting services; fees for domestic and international custody of the Trust's assets payable to Bankers Trust Company; fees for independent auditing and for legal services; fees for filing reports and registering shares with regulatory bodies; and consulting fees payable to Hirtle Callaghan.

                           PURCHASES AND REDEMPTIONS

General Information About Purchases.   Shareholder accounts in the Trust may be
-------------------------------------
established only by, and shares of each of the Portfolios are available exclusively to, Eligible Investors. Shares are sold at net asset value and without sales charge. Payment for purchases of Trust shares may be made by wire transfer or by check drawn on a U.S. bank. All purchases must be made in U.S. dollars. Purchase orders may be received by the Trust's transfer agent on any day the Trust is open for business ("Business Day"). The Trust is open every day, Monday through Friday, that the New York Stock Exchange is open for trading, which excludes the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust reserves the right to reject any purchase order and will not issue share certificates. Purchases of shares of the Portfolios will be executed at the net asset value per share next computed after receipt by the Trust of a purchase order placed on behalf of an Eligible Investor and after the order has been accepted by the Trust. If such a purchase order is received prior to 4 p.m. Eastern Time on any Business Day, the purchase will be executed at the net asset value per share determined as of the close of trading on the New York Stock Exchange on that Business Day--normally 4:00 p.m. Eastern Time. Purchase orders received after 4 p.m. Eastern Time will be executed at the net asset value per share as determined on the following Business Day.


General Information About Redemptions.  Shares may be redeemed on any Business
-------------------------------------
Day. Shares will be redeemed at the net asset value next computed after receipt of a redemption request in proper form by the transfer agent. The Trust reserves the right to redeem the account of any shareholder if as a result of redemptions, the aggregate value of shares held in a Portfolio falls below a minimum of $5,000 after 30 days notice and provided that, during such 30 day period, such aggregate value is not increased to at least such minimum level. Under extraordinary conditions, as provided under the rules of the Securities and Exchange Commission, payment for shares redeemed may be postponed, or the right of redemption suspended.

Redemptions may be made in number of shares or a stated dollar amount by sending a written request to the Trust's transfer agent at the address shown on the first page of this prospectus. Redemption requests must be signed in the exact name in which the shares are registered; redemption requests for joint accounts require the signature of each joint owner. For redemption requests of $25,000 or more, each signature must be guaranteed by a commercial bank or trust company which is a member of the Federal Deposit Insurance Corporation, a member firm of a national securities exchange and certain other securities dealers and credit unions. Guarantees must be signed by an authorized signatory of the guarantor institution and "Signature Guaranteed" must appear with the signature.

Proceeds of redemption requests transmitted by mail will normally be paid by check and mailed to the shareholder's address as indicated on the Trust's books. Redemption proceeds of $2,500 or more may be transferred electronically to the bank account number, if any, recorded on the Trust's books. Wire redemption requests received prior to 1:00 p.m. on any Business Day will be effected on that Business Day and wired to your bank on the following Business Day. The Trust ordinarily will make payment for all shares redeemed within seven days after receipt of a redemption request in proper form. Payment of redemption proceeds for shares purchased by check may be delayed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared.

Additional Information About Purchases and Redemptions.  The Trust does not
------------------------------------------------------
impose investment minimums or sales charges of any kind. It is expected, however, that shares of the Trust will be acquired through a program of services offered by a financial intermediary, such as an investment adviser or bank, and that shares will be held, of record, in the name of such intermediary or a related entity. Intermediaries may impose service or advisory fees, which are in addition to those expenses borne by the Trust and described in this prospectus under the heading "Expense Information." Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.

The Trust may, at its discretion, permit investors to purchase shares of a Portfolio through an exchange of securities. Any securities exchanged must meet the investment objectives, policies and limitations of the Portfolio involved, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged plus any cash, must be at least $250,000. Shares acquired through any such exchange will not be redeemed until the transfer of securities to the Trust has settled -- usually within 15 days following the purchase by exchange. The Trust may, at its discretion, pay any portion of the redemption amount by a distribution "in kind" of securities held in a Portfolio's investment portfolio. Investors will incur brokerage charges on the sale of these portfolio securities.

Shareholder Reports and Inquiries.  Shareholders will receive semi-annual
---------------------------------
reports containing unaudited financial statements as well as annual reports containing financial statements which have been audited by the Trust's independent accountants. Each shareholder will be notified annually as to the Federal tax status of distributions made by the Portfolios in which such shareholder is invested. Shareholders may contact the Trust by calling the telephone number, or by writing to the Trust at the address, shown on the first page of this prospectus.


                      PORTFOLIO TRANSACTIONS AND VALUATION

Portfolio Transactions.  Subject to the general supervision of the Board, each
----------------------
of the Investment Managers is responsible for placing orders for securities transactions for the Portfolio they serve. Purchases and sales of equity securities will normally be conducted through brokerage firms entitled to receive commissions for effecting such transactions. In placing orders, it is the policy of the Trust to ensure that the most favorable execution for its transactions is obtained. Where such execution may be obtained from more than one broker or dealer, securities transactions may be directed to those who provide research, statistical and other information to the Trust or the Investment Managers. Purchases and sales of debt securities are expected to occur primarily with issuers, underwriters or major dealers acting as principals. Such transactions are normally effected on a net basis and do not involve payment of brokerage commissions. The Trust has no obligation to enter into securities transactions with any particular dealer, issuer, underwriter or other entity. In addition, the Board may, to the extent consistent with the Investment Company Act and other applicable law, authorize Investment Managers to direct transactions to service organizations retained by the Trust or their affiliates; under appropriate circumstances, such transactions may be used for the purpose of offsetting fees otherwise payable by the Trust for custody, transfer agency or other services.

Valuation.  The net asset value per share of the Portfolios is determined once
---------
on each Business Day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time. Each Portfolio's net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. Those assets that are traded on an exchange or in the over-the-counter market are valued based upon market quotations. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Trust's Board. Other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Trust's Trustees. With the approval of the Board, any of the Portfolios may use a pricing service, bank or broker-dealer experienced in such matters to value the Portfolio's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.



                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividend and Capital Gain Distribution Options.  It is anticipated that The
----------------------------------------------
Value Equity Portfolio, The Growth Equity Portfolio and The Small Capitalization Equity Portfolio will declare and distribute dividends from net investment income on a quarterly basis. The Limited Duration Municipal Bond, Intermediate Term Municipal Bond and Fixed Income Portfolios will declare and distribute dividends from net investment income daily, with payments on a monthly basis. The International Equity Portfolio will declare dividends from net investment income semi-annually. Net realized capital gains, if any, will be distributed at least annually for each Portfolio. Unless another distribution option is elected, dividends and capital gain distributions will be credited to shareholder accounts in additional shares of the Portfolio with respect to which they are paid. Elections may be made by writing to the Trust c/o its Transfer Agent. Elections must be received in writing by the transfer agent at least five days prior to the payable date of the dividend in order for the election to be effective for that dividend and on or before the record date of a distribution in order to be effective for that distribution. In the event that a shareholder redeems all shares in an account between the record date and the payable date, the value of dividends or gain distributions declared and payable will be paid in cash regardless of the existing election.

Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed for tax purposes to have been received by the shareholders on December 31 of such year, provided such dividends are paid during January of the following year. Investors should also be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time may reflect the amount of the forthcoming distribution. Those investors purchasing just prior to a distribution may nevertheless be taxed on the entire amount of the distribution received, although the distribution may have the effect of reducing the market value of shares below the shareholder's cost. The Trust will provide written notices to shareholders annually regarding the tax status of distributions made by each Portfolio.

Federal Taxes.  The following discussion is only a brief summary of some of the
-------------
important Federal tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Dividends and distributions may also be taxable under state and local tax laws. In addition, shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different tax treatment under U.S. Federal income tax laws than shareholders who are U.S. residents. Furthermore, future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Trust. Accordingly, shareholders are urged to consult their tax advisers with specific reference to his or her particular tax situation.

Each Portfolio intends to qualify annually to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). In order to do so, each Portfolio must distribute at least 90% of its taxable income annually, and must derive at least 90% of its gross income from its investment activities. So long as a Portfolio qualifies for this tax treatment, that Portfolio will be not be subject to Federal income tax on amounts distributed to shareholders.

Shareholders, however, will be subject to income or capital gains taxes on distributed amounts (except for dividends that are treated as exempt from regular Federal income taxes dividends such as those expected to be paid by the Municipal Portfolios), regardless of whether such dividends and/or distributions are paid in cash or reinvested in additional shares. Distributions paid by a Portfolio out of long term capital gains are taxable to those investors subject to income tax as long-term capital gains, regardless of the length of time an investor has owned shares in the Portfolio; the rate at which such gains will be taxed, however will depend on the length of time the Portfolio held the assets that generated the gain. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. A redemption of shares of any Portfolio may also result in a capital gain or loss to the redeeming shareholder. A loss incurred upon redemption of shares of any Portfolio of the Trust (other than the Municipal Portfolios) held for six months or less will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares.

Tax Matters Relating to the Municipal Portfolios.  As a matter of fundamental
------------------------------------------------
policy, The Limited Duration Municipal Bond and The Intermediate Term Municipal Bond Portfolios intend to invest a sufficient portion of its assets in municipal bonds and notes so that it will qualify to pay "exempt-interest dividends." Exempt-interest dividends distributed to shareholders are excluded from a shareholder's gross income for the purpose of calculating the shareholder's regular Federal income taxes. Under certain circumstances, however, receipt of exempt-interest dividends may be relevant to shareholders in determining their tax liability. Exempt interest dividends paid by the Municipal Portfolios, although exempt from regular income tax in the hands of a shareholder of the Portfolio, are includable in the tax base for determining the extent to which a shareholder's Social Security Benefits would be subject to Federal income tax. Shareholders are required to disclose their receipt of tax-exempt interest on their Federal income tax returns. In addition, a portion of such dividends may be derived from income on "private activity" municipal bonds and therefore may be a preference item under Federal tax law and subject to the Federal alternative minimum tax. A loss incurred upon the redemption of shares of the Municipal Portfolios held for six months or less will be disallowed to the extent of exempt-interest dividends paid with respect to such shares; any loss not so disallowed will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. Also, dividends paid from gains realized by the Portfolio from the disposition of a tax-exempt bond that was acquired after April 30,

1993 for a price less than the principal amount of the bond is taxable to shareholders as ordinary income to the extent of the accrued market discount.


Tax Matters Relating to International Investments.  Foreign currency gains and
-------------------------------------------------
losses realized by a Portfolio, including those from forward currency exchange contracts and certain futures and options on foreign currencies, will increase or decrease the Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income. If foreign currency losses exceed other investment company taxable income during a taxable year, the Portfolio would not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's basis in shares of that Portfolio. A Portfolio may be subject to foreign withholding taxes on income from certain foreign securities, if any, held. If more than 50% of the total assets of this Portfolio is invested in securities of foreign corporations, the Portfolio may elect to pass-through to its shareholders their pro rata share of foreign taxes paid by such Portfolio. If this election is made, shareholders will be (i) required to include in their gross income their pro rata share of foreign source income (including any foreign taxes paid by the Portfolio), and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code.

Back-up Withholding; Dividends-Received Deduction.  The Trust is required to
-------------------------------------------------
withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not provided the Trust with their certified taxpayer identification number in compliance with regulations adopted by the Internal Revenue Service. Dividends paid from net investment income by the Equity Portfolios will generally qualify in part for the corporate dividends-received deduction available to corporate investors. The portion of the dividends so qualified, however, depends on the aggregate qualifying dividend income received by each such Portfolio from domestic (U.S.) sources. Further information about tax matters relating to the Trust, including its foreign investments, appears in the Statement of Additional Information under the heading "Dividends, Distributions and Taxes."



                            PERFORMANCE INFORMATION

Yield and Effective Yield. From time to time, each of the Portfolios may quote its "yield" and/or its "total return" in sales literature and in presentations to prospective investors. These figures are based on historical earnings and are not intended to indicate future performance. To arrive at a Portfolio's "yield," the net investment income generated by an investment in the Portfolio during a 30 day (or one month) period, is determined and the resulting figure is annualized, (i.e. assumed to be the amount of income generated each week over a 52-week period) and expressed as a percentage of the initial investment. The "effective yield" of a Portfolio is calculated in a similar manner but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The yield of any investment is generally a function of prevailing interest rates, portfolio quality and maturity, type of investment and operating expenses. The yield on shares of the Portfolio will fluctuate and is not necessarily representative of future results. The Municipal Portfolios may also quote its tax-equivalent yield; this figure is calculated by determining the pre-tax yield which, after being taxed at a stated rate, would be equivalent to the yield determined as described above.

Average Annual Total Return. This figure shows the average percentage change in value of a particular investment from the beginning date of the measuring period to the end of the measuring period. The calculations required to determine average total return will reflect changes in net asset value per share and assume that any income dividends and/or capital gains distributions made during the period were reinvested. Figures will be given for recent one, five and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of operations, or on a year-by-year basis). In addition, each Portfolio may present its total return over different periods by means of aggregate, average, year-by-year or other types of total return figures, or compare the yield or total return of a Portfolio to those of other mutual funds with similar investment objectives and to other relevant indices. For example, the performance of any of the Portfolios may be compared to the data prepared by Lipper Analytical Services,

Inc., a widely-recognized independent service that monitors the performance of mutual funds. The Portfolios may also compare their individual performance records to those of relevant indices, such as the Standard & Poor's 500 Stock Index, the Russell 1000 Growth Stock Index, and the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE").



                                    GENERAL

The Trust was organized as a Delaware business trust on December 15, 1994, and is registered with the Securities and Exchange Commission as an open-end diversified, series, management investment company. The Trust currently offers shares of seven investment portfolios, each with a different objective and differing investment policies. The Trust may organize additional investment portfolios in the future. The Trust is authorized to issue an unlimited number of shares, each with a par value of $.001. Under the Trust's Amended and Restated Declaration of Trust, the Board has the power to classify or reclassify any unissued shares from time to time, and to increase the number of authorized shares. Each share of the respective Portfolios represents an equal proportionate interest in that Portfolio. Each share is entitled to one vote for the election of Trustees and any other matter submitted to a shareholder vote. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of the Trust may elect all of the Trustees. Shares of the Trust do not have preemptive or conversion rights and, when issued for payment as described in this prospectus, shares of the Trust will be fully paid and non-assessable.

The Trust is authorized to issue two classes of shares in each of its portfolios. Class A shares and Class B shares have identical rights and preferences; the only difference between the two classes is that each has established a separate CUSIP number, which aids those investment managers whose clients purchase shares of the Trust in tracking information relating to their clients' accounts.

As a Delaware business trust, the Trust is not required, and currently does not intend, to hold annual meetings of shareholders except as required by the Investment Company Act or other applicable law. The Investment Company Act requires initial shareholder approval of each of the investment advisory agreements, election of Trustees and, if the Trust holds an annual meeting, ratification of the Board's selection of the Trust's independent public accountants. Under certain circumstances, the law provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more Trustees. To the extent required by law, the Trust will assist in shareholder communications in such matters.

Like other funds and business organizations around the world, the Trust could be adversely affected if the computer systems used by the Investment Managers and the Trust's other service providers do not properly process and calculate date-related information for the year 2000 and beyond. The Trust has been informed that the Investment Managers and the Trust's other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Distributor and Custodian) have developed and are implementing clearly defined and documented plans to minimize the risk associated with the Year 2000 problem. These plans include the following activities: inventorying of software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems and retesting for Year 2000 readiness. In addition, the service providers are obtaining assurances from their vendors and suppliers in the same manner. Non-compliant Year 2000 systems upon which the Trust is dependent may result in errors and account maintenance failures.
In addition, the Year 2000 problem may adversely affect the companies in which the Trust invests. For example, these companies may incur substantial costs to correct the problem and may suffer losses caused by data processing errors. Since the ultimate costs or consequences of incomplete or untimely resolution of the Year 2000 problem by the Trust's service providers are unknown to the Trust at this time, there may be costs or consequences having a material adverse impact on the Trust, its service providers and/or your account records. The Trust and the Investment Managers will continue to monitor developments relating to this issue, including the development of contingency plans for providing back-up computer services in the event of a systems failure.

                          THE HIRTLE CALLAGHAN TRUST


                               TABLE OF CONTENTS

                                                                   Page

Expense Information                                                  2

Financial Highlights                                                 3

Investment Objectives and Policies                                   6

     The Equity Portfolios                                           6
       The Value Equity Portfolio                                    6
       The Growth Equity Portfolio                                   6
       The Small Capitalization Equity Portfolio                     7
       The International Equity Portfolio                            7
     The Fixed-Income Portfolios                                     7
       The Limited Duration Municipal Bond Portfolio                 8
       The Intermediate Term Municipal Bond Portfolio                8
       The Fixed Income Portfolio                                    9

Investment Practices and Risk Considerations                         9

About Equity Securities                                              9

About Foreign Securities                                            10

About Fixed Income Securities                                       11

About Taxable Fixed Income Securities                               12

About Municipal Securities                                          14

About Temporary Investment Practices                                15

About Illiquid Securities                                           15

About Hedging Strategies                                            16

About Other Permitted Instruments                                   17

Management of the Trust                                             17

Purchases and Redemptions                                           20

Portfolio Transactions and Valuation                                22

Dividends, Distributions and Taxes                                  22

Performance Information                                             24

General                                                             24


No person has been authorized to give any information or to make representations not contained in this prospectus in connection with any offering made by this prospectus and, if given or made, such information must not be relied upon as having been authorized by the Trust or its distributor. This prospectus does not constitute an offering by the Trust or by its distributor in any jurisdiction in which such offering may not lawfully be made.

                      STATEMENT OF ADDITIONAL INFORMATION



                           The Hirtle Callaghan Trust
                             575 E. Swedesford Road
                                Wayne, PA 19087



This statement of additional information is designed to supplement information contained in the prospectus relating to The Hirtle Callaghan Trust ("Trust"). The Trust is an open-end, diversified, series, management investment company registered under the Investment Company Act of 1940 ("Investment Company Act"). This document, although not a prospectus, is incorporated by reference in its entirety in the Trust's prospectus and should be read in conjunction with the Trust's prospectus dated November 1, 1998. A copy of that prospectus is available by contacting the Trust at 610-254-9596.



Statement of Additional                Corresponding Prospectus
Information Heading                          Heading
-----------------------      -------------------------------------
Management of the Trust      Management of the Trust;
                             General; Expense
                             Information
Further Information About
 the Trust's Investment      Investment Objectives
 Policies                    and Policies
                             Investment Practices and
                             Risk Considerations
Hedging through the Use of
 Options                     Investment Practices and
                             Risk Considerations:
                             About Hedging Strategies
Hedging through the Use of
 Futures Contracts and
 Related Instruments         Investment Practices and
                             Risk Considerations:
                             About Hedging Strategies
Hedging through the Use of
 Currency-Related
 Instruments                 Investment Practices and
                             Risk Considerations:
                             About Hedging Strategies
Investment Restrictions      Investment Objectives
                             and Policies Investment
                             Practices and Risk
                             Considerations
Additional Purchases and
 Redemption Information      Purchases and
                             Redemptions
Portfolio Transactions and
 Valuation                   Portfolio Transactions
                             and Valuation
Dividends, Distributions
 and Taxes                   Dividends, Distributions
                             and Taxes
Performance Information      Performance Information
Financial Statements
 and Independent
 Accountants                 Financial Highlights
Ratings Appendix



This Statement of Additional Information does not contain all of the information set forth in the registration statement filed by the Trust with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933. Copies of the registration statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at its offices in Washington, D.C.



The Trust's Annual Report to Shareholders dated June 30, 1998 accompanies this Statement of Additional Information and is incorporated by reference herein. The date of this Statement of Additional Information is November 1, 1998.





                            MANAGEMENT OF THE TRUST

Trustees and Officers.  The Trust's Board of Trustees ("Board") is responsible
----------------------
for the overall supervision and management of the business and affairs of the Trust, including (i) the selection and general supervision of those investment advisory organizations ("Investment Managers") retained by the Trust to provide portfolio management services to each of its separate investment portfolios (each a "Portfolio"); and (ii) for Portfolios for which more than one Investment Manager has been retained, allocation of that Portfolio's assets among such Investment Managers. In particular, the Board may, from time to time, allocate portions of a Portfolio's assets between or among several Investment Managers, each of whom may have a different investment style and/or investment selection discipline. The Board also may reallocate a Portfolio's assets among such Investment Managers, or terminate particular Investment Managers, if the Board deems it appropriate to do so in order to achieve the overall objectives of the Portfolio involved. In addition, the Board may retain additional Investment Managers on behalf of a Portfolio subject to the approval of the shareholders of that Portfolio in accordance with the Investment Company Act. Day-to-day operations of the Trust are the responsibility of the Trust's officers, who are elected by, and serve at the pleasure of, the Board. The name and principal occupation for the past five years of each of the Trust's current officers and trustees are set forth below; unless otherwise indicated, the business address of each is 575 East Swedesford Road Wayne, PA 19087.



                                                                                             Principal Occupation
Name, Business Address and             Age          Position with the Trust                 for the Last Five Years
--------------------------             ---          -----------------------            -------------------------------------
*Donald E. Callaghan                   52           Chairman of the Board of           For more than the past five years,
                                                    Trustees and President             Principal, Hirtle Callaghan & Co.,
                                                                                       Inc.

Ross H. Goodman                        50           Trustee                            For more than the past five years,
                                                                                       Mr. Goodman has been Vice
                                                                                       President of American Industrial
                                                                                       Management & Sales, Inc.

*Jonathan J. Hirtle                    45           Trustee                            For more than the past five years,
                                                                                       Principal, Hirtle Callaghan & Co.,
                                                                                       Inc.

Jarrett Burt Kling                     55           Trustee                            For more than the past five years,
                                                                                       Mr. Kling has been associated
                                                                                       with CRA Real Estate Securities,
                                                                                       L.P. and its affiliate, Radnor
                                                                                       Advisers, Inc. and Mr. Kling is
                                                                                       general partner of TDH II and a
                                                                                       special limited partner of TDH III
                                                                                       (venture capital limited
                                                                                       partnerships) since 1983.

*David M. Spungen                      36           Trustee                            For more than the past five years,
1926 Arch Street                                                                       Mr. Spungen has been associated
Philadelphia, PA 19103-1484                                                            with The CMS Companies
                                                                                       financial services). Mr. Spungen
                                                                                       currently serves as Director of
                                                                                       CMS Capital Management, (a
                                                                                       division of CMS Investment
                                                                                       Resources, Inc.)





Richard W. Wortham, III                60           Trustee                            For more than the past five years,
                                                                                       President, Video Rental
                                                                                       of Pennsylvania, Inc. and its
                                                                                       parent, Houston VMC, Inc.  Mr.
                                                                                       Wortham is also a trustee of
                                                                                       the Wortham Foundation and the
                                                                                       Museum of Fine Arts, Houston.

Robert Zion                            36           Vice President and Treasurer       Mr. Zion is a Principal of Hirtle
                                                                                       Callaghan & Co., and has been employed
                                                                                       by that firm for more than the last
                                                                                       five years.

Laura Anne Corsell, Esq.               49           Secretary                          Ms. Corsell is an attorney in
7307 Elbow Lane                                                                        private practice. From 1989
Philadelphia, PA 19119                                                                 through 1994, Ms. Corsell was
                                                                                       associated with the law firm of
                                                                                       Ballard Spahr Andrews and
                                                                                       Ingersoll, as counsel.


* Indicates a Trustee who is an "interested person" of the Trust within the meaning of the Investment Company Act.


Each of those members of the Board who are not "interested persons" of the Trust within the meaning of the Investment Company Act ("Independent Trustees") receive from the Trust a fee of $1,000.00 per meeting of the Board attended and are reimbursed for expenses incurred in connection with each such meeting.
Those members of the Board who are "interested persons" of the Trust and the Trust's officers receive no compensation from the Trust for performing the duties of their respective offices. The table below, which is required to be included in this Statement of Additional by the SEC, shows the aggregate compensation received from the Trust by each of the Independent Trustees during the fiscal year ending June 30, 1998 (excluding reimbursed expenses).



                                             Pension/        Estimated
                             Aggregate      Retirement     Benefits Upon
Name and                    Compensation     Benefits     Retirement From    Total Compensation
Position                     From Trust     From Trust      From Trust           From Trust
------------------------------------------------------------------------------------------------
Ross H. Goodman                $6000.00        $0.0            $0.0              $6000.00
Jarrett Burt Kling              5000.00         0.0             0.0               5000.00
Richard W. Wortham, III         3000.00         0.0             0.0               3000.00



As permitted under the Trust's Amended and Restated Declaration and Agreement of Trust and by-laws, the Board has established an executive committee and has appointed Messrs. Callaghan, Hirtle and Spungen to serve on that committee. Under the Trust's by-laws, the executive committee is authorized to act for the full Board in all matters for which the affirmative vote of a majority of the Board of the Trust's Independent Trustees is not required under the Investment Company Act or other applicable law. All of the officers and trustees of the Trust own, in the aggregate, less than one percent of the outstanding shares of the shares of the respective Portfolios of the Trust. During the fiscal year ended June 30, 1998, Ms. Corsell received fees for legal services rendered to the Trust (including related out-of-pocket expenses) of $50,135.06.

Investment Advisory Arrangements.  As described in the prospectus, Hirtle,
---------------------------------
Callaghan & Co., Inc. ("Hirtle Callaghan") has entered into a written consulting agreement with the Trust ("HCCI Consulting Agreement"). The HCCI Consulting Agreement was approved by the Trust's initial shareholder on July 21, 1995, following the approval of the Trust's Board (including a majority of the Trust's Independent Trustees) at a meeting of the Board held on July 20, 1995; that agreement was last approved by the Trust's Board on May 5, 1998. The HCCI Consulting Agreement will remain in effect until its second anniversary, unless sooner terminated and will continue from year to year so long as such continuation is approved, at a meeting called for the purpose of voting on such continuance, at least annually (i) by vote of a majority of the Trust's Board or the vote of the holders of a majority of the outstanding securities of the Trust; and (ii) by a majority of the Independent Trustees, by vote cast in person. The HCCI Consulting Agreement may be terminated at any time, without penalty, either by the Trust or by Hirtle Callaghan, upon sixty days' written notice and will automatically terminate in the event of its assignment as defined in the Investment Company Act. The HCCI Consulting Agreement permits the Trust to use the name "Hirtle Callaghan." In the event, however, the HCCI Consulting Agreement is terminated, Hirtle Callaghan has the right to require the Trust to discontinue any references to the name "Hirtle Callaghan" and to change the name of the Trust as soon as is reasonably practicable. The HCCI Consulting Agreement further provides that HCCI will not be liable to the Trust for any error, mistake of judgment or of law, or loss suffered by the Trust in connection with the matters to which the HCCI Consulting Agreement relates (including any action of any Hirtle Callaghan officer or employee in connection with the service of any such officer or employee as an officer of the Trust), whether or not any such action was taken in reliance upon information provided to the Trust by Hirtle Callaghan, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, bad faith or gross negligence on the part of Hirtle Callaghan.



Portfolio Management Contracts.  The Trust has also entered into investment
------------------------------
advisory contracts ("Portfolio Management Contracts") on behalf of each of the Portfolios with one or more of the Investment Managers. Each contract governs the relationship between the Investment Manager named in the contract and the specific portfolio served by that manager. Such contracts and the portfolios to which they are related are:



The Value Equity Portfolio      Hotchkis and Wiley ("Hotchkis")
                                Institutional Capital Corporation ("ICAP")

The Growth Equity Portfolio     Jennnison Associates LLC ("Jennison")
                                Goldman Sachs Asset Management ("GSAM")

The Small Capitalization
Equity Portfolio                Geewax, Terker and Co. ("Geewax")
                                Frontier Capital Management Company ("Frontier")

The International
Equity Portfolio                Brinson Partners, Inc. ("Brinson")

The Limited Duration
Municipal Bond Portfolio        Morgan Grenfell Capital Management Incorporated
                                ("Morgan Grenfell")
The Intermediate Term
Municipal Bond Portfolio        Morgan Grenfell

The Fixed Income Portfolio      Morgan Grenfell



The Initial Contracts.  Certain of the Trust's Portfolio Management Contracts
----------------------
have been in effect and unchanged since the inception of the Trust. These Portfolio Management Contracts (collectively the "Initial Contracts") are those between the Trust and Jennison, and the Trust and Frontier, as well as the contracts between Morgan Grenfell and The Limited Duration Municipal Bond Portfolio. Each of the Initial Contracts was approved by the Trust's initial shareholder on July 21, 1995, following that approval of the Trust's Board (including the Independent Trustees) at a meeting of the Board held on July 20, 1995; each such agreement was last approved by the Trust's Board on May 5, 1998. Each such contract will remain in effect from year to year so long as such continuation is approved, at a meeting called to vote on such continuance, at least annually (i) by vote of a majority of the Trust's Board or the vote of the holders of a majority of the outstanding securities of the Trust; and (ii) by a majority of the Independent Trustees, by vote cast in person. Each of the Initial Contracts may be terminated at any time, without penalty, either by the Trust or by the respective Investment Managers named in the contract, in each case upon sixty days' written notice, and each will automatically terminate in the event of its assignment, as that term is defined in the Investment Company Act.


Each of the Initial Contracts provides that the named Investment Manager will, subject to the overall supervision of the Board, provide a continuous investment program for the assets of the Portfolio to which such contract relates, or that portion of such assets as may be, from time to time allocated to such Investment Manager. The Portfolio Managers are responsible, among other things, for the provision of investment research and management of all investments and other instruments and the selection of brokers and dealers through which securities transactions are executed. Each of the Initial Contracts provides that the named Investment Manager will not be liable to the Trust for any error of judgment or mistake of law on the part of the Investment Manager, or for any loss sustained by the Trust in connection with the purchase or sale of any instrument on behalf of the named Portfolio, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, misfeasance, bad faith or gross negligence on the part of the named Investment Manager.




The Subsequent Agreements and Amendments.  The agreement between ICAP and the
-----------------------------------------
Trust relating to The Value Equity Portfolio ("ICAP Agreement") was first approved by the Trust's initial shareholder on July 21, 1995, and by the Board on July 20, 1995. An amendment to the ICAP Agreement was approved by shareholders of The Value Equity Portfolio on January 12, 1998, and by the Trust's Board on November 21, 1997. Pursuant to the amendment, the fee payable to ICAP by The Value Equity Portfolio was increased from .30% of the average net assets of that portion of the Portfolio managed by ICAP to .35% of such assets. The amendment first became effective on February 2, 1998. The ICAP Agreement, as amended, was last approved by the Board of Trustees and by the Board on May 5, 1998. The terms and conditions of the ICAP Agreement are identical to those of the Initial Contracts.



The agreement between Brinson and the Trust relating to The International Equity Portfolio ("Brinson Agreement") was first approved by the Trust's initial shareholder on July 21, 1995, and by the Board on July 20, 1995. An amendment to the Brinson Agreement was approved by the Trust's Board on May 5, 1998. Pursuant to the amendment, the fee payable to Brinson by The International Equity Portfolio was reduced at asset levels over $200 million. The new fee schedule, which first became effective on May 6, 1998, is as follows: .40% of the Portfolio's average net assets of $200 million or less; .35% of such assets over $200 million up to $300 million; and .30% of such assets over $300 million. The terms and conditions of the Brinson Agreement are identical to those of the Initial Contracts and were, together with the reduction in Brinson's fee approved by the Board on May 5, 1998.



The remaining Portfolio Management Contracts, each of which first became effective after the Trust commenced operations (collectively the "Subsequent Contracts") are the agreements between the Trust and Hotchkis, Geewax and GSAM, as well as those between the Trust and Morgan Grenfell relating to The Fixed Income and Intermediate Term Municipal Bond Portfolios, respectively.

The agreement between Hotchkis and the Trust relating to The Value Equity Portfolio ("Hotchkis Agreement") was approved by the Board (including the Independent Trustees) on July 19, 1996, and by the shareholders of The Value Equity Portfolio on October 23, 1996. The Hotchkis Agreement first became effective on November 12, 1996. The Hotchkis Agreement will remain in effect until its second anniversary, and will continue in effect thereafter from year to year so long as such continuation is approved, at a meeting called for the purpose of voting on such continuance, at least annually (i) by vote of a majority of the Trust's Board or the vote of the holders of a majority of the outstanding securities of the Trust; and (ii) by a majority of the Independent Trustees, by vote cast in person.

The terms and conditions set forth in the Hotchkis Agreement are identical to those contained in the Initial Contracts except for the description of the portfolio manager, the effective and termination dates, and the modification of certain notice provisions relating to the obligation of Hotchkis to indemnify the Trust under certain circumstances. Specifically, Section 5 of the Hotchkis Agreement provides that the indemnification obligation of the portfolio manager with respect to information provided to the Trust by Hotchkis L.P. in writing for use in the Trust's registration statement and certain other documents shall not apply unless the portfolio manager has had an opportunity to review such documents for a specified period of time prior to the date on which they are filed with the SEC and unless the portfolio manager is notified in writing of any claim for indemnification within specified periods. From July 29, 1996, until November 12, 1996, Hotchkis' predecessor limited partnership served as a portfolio manager of The Value Equity Portfolio pursuant to an agreement ("15a-4 Agreement") approved by the Board at a meeting held on July 19, 1996. The 15a-4 Agreement became effective on July 29, 1996, the date on which a similar contract ("Prior Agreement") with a former portfolio manager for the Portfolio was terminated, and was approved by the shareholders of The Value Equity Portfolio on October 23, 1996, in the manner contemplated under rule 15a-4 of the Investment Company Act. The 15a-4 Agreement is identical to the Hotchkis Agreement except for the name of the advisory organization and the terms relating to effective dates. The Hotchkis Agreement is identical to the Prior Agreement except for the name of the advisory organization, effective dates and the modification of notice provisions relating to the Trust's right of indemnification, as noted above. Prior to November 12, 1996, Hotchkis was an independent California limited partnership. On November 11, 1996, all of the interests in that partnership were acquired by Merrill Lynch & Co., ("ML") and the limited partnership became a division of Merrill Lynch Asset Management LP., a company controlled by ML. In accordance with the Investment Company Act, the consummation of that acquisition terminated the 15a-4 Agreement; at the same time, and in accordance with the terms of the 15a-4 Agreement and the Hotchkis Agreement, the Hotchkis Agreement became effective. ML is a public company whose shares are traded on the New York Stock Exchange.

The agreement between GSAM and the Trust relating to The Growth Equity Portfolio ("GSAM Agreement") was approved by the Board, (including the Independent Trustees) on September 12, 1997, and by the shareholders of The Growth Equity Portfolio on January 12, 1998. The GSAM Agreement first became effective on October 1, 1997. The GSAM Agreement will remain in effect until its second anniversary, and will continue in effect thereafter from year to year so long as such continuation is approved, at a meeting called for the purpose of voting on such continuance, at least annually (i) by vote of a majority of the Trust's Board or the vote of the holders of a majority of the outstanding securities of the Trust; and (ii) by a majority of the Independent Trustees, by vote cast in person. The terms and conditions set forth in the GSAM Agreement are identical to those contained in the Portfolio Management Contracts except for the description of the portfolio manager, the effective and termination dates, and the modification of certain notice provisions relating to the obligation of GSAM to indemnify the Trust under certain circumstances. Specifically, Section 5 of the GSAM Agreement provides that the indemnification obligation of the portfolio manager with respect to information provided to the Trust by GSAM shall not apply unless the portfolio manager has had an opportunity to review such documents for a specified period of time prior to the date on which they are filed with the SEC and unless the portfolio manager is notified in writing of any claim for indemnification within specified periods. That section also provides that the Trust will indemnify the Portfolio Manager with respect to information included in filings made with the SEC by the Trust, other than information relating to, and provided in writing by, the Portfolio Manager.

The Board, at its meeting held on November 21, 1997, and the shareholders of The Growth Equity Portfolio, at a meeting held on January 12, 1998, also conditionally approved an amendment ("Performance Fee Amendment"). Under the Performance Fee Amendment, GSAM would be entitled to receive a base fee ("Base Fee") calculated at the annual rate of .30% (or 30 basis points) of the average net assets of that portion of the Growth Portfolio's assets assigned to GSAM ("GSAM Account"). After an initial one year period, the Base Fee would be increased or decreased at an annual rate of 25% of the net value added by GSAM over the total return of the Russell 1000 Growth Index plus 30 basis points during the 12 months immediately preceding the calculation date. This 30 basis point "performance hurdle" is designed to assure that GSAM will earn a performance adjustment only with respect to the value that its portfolio management adds to the GSAM Account. GSAM's total compensation under the Performance Fee Amendment could not exceed 50 basis points with respect to any 12 month period; the minimum annual fee that would be payable to GSAM under the amended agreement is 10 basis points. In addition, the Performance Fee Amendment will not take effect unless and until certain relief is obtained from the SEC from certain rules adopted by the SEC. The relief sought would permit the proposed performance compensation to be based on the gross performance of that portion of the Portfolio's assets assigned by the Board to GSAM. There can be no assurance that the SEC will grant such relief. If the Performance Fee Amendment is implemented, it could increase or decrease the fee currently payable to GSAM and GSAM could earn a positive performance adjustment in declining markets if the decline in the total return of the GSAM Account is less than the decline in the total return of the Russell 1000 Growth Index.

The Agreement between Geewax and the Trust relating to The Small Capitalization Portfolio ("Geewax Agreement") was first approved by a majority of the Board, including a majority of the Independent Trustees at a special meeting of the Board held on March 18, 1998. The Geewax Agreement became effective as permitted under Rule 15a-4 of the Investment company Act, on April 1, 1998. Shareholders of The Small Capitalization Portfolio approved the Geewax Agreement at a meeting held on June 15, 1998.

The Geewax Agreement will remain in effect until the second anniversary of its effective date, and will continue in effect thereafter from year to year so long as such continuation is approved, at a meeting called for the purpose of voting on such continuance, at least annually (i) by vote of a majority of the Trust's

Board or the vote of the holders of a majority of the outstanding securities of the Trust; and (ii) by a majority of the Independent Trustees, by vote cast in person. The terms and conditions set forth in the Geewax Agreement are identical to those contained in the Initial Contracts except for the description of the portfolio manager, the effective and termination dates, and the modification of certain notice provisions relating to the obligation of Geewax to indemnify the Trust under certain circumstances. Specifically, Section 5 of the Geewax Agreement provides that the indemnification obligation of the portfolio manager with respect to information provided to the Trust by Geewax in writing for use in the Trust's registration statement and certain other documents shall not apply unless the portfolio manager has had an opportunity to review such documents for a specified period of time prior to the date on which they are filed with the SEC and unless the portfolio manager is notified in writing of any claim for indemnification within specified periods.

The agreements between Morgan Grenfell and the Trust relating to The Fixed Income and Intermediate Term Municipal Bond Portfolios were first approved by a majority of the Board, including a majority of the Independent Trustees at a held on November 4, 1997 and by the initial shareholder of such portfolios on July 1, 1998. Each such agreement first became effective July 1, 1998. The Agreements between Morgan Grenfell and the Trust relating to The Fixed Income and the Intermediate Term Municipal Bond Portfolios will remain in effect until the second anniversary of each, and will continue in effect thereafter from year to year so long as such continuation is approved, at a meeting called for the purpose of voting on such continuance, at least annually (i) by vote of a majority of the Trust's Board or the vote of the holders of a majority of the outstanding securities of the Trust; and (ii) by a majority of the Independent Trustees, by vote cast in person. The terms and conditions set forth in these agreements are identical to those contained in the Initial Contracts except for the description of the portfolio manager, the effective and termination dates, and the modification of certain notice provisions relating to the obligation of Morgan Grenfell to indemnify the Trust under certain circumstances. Specifically, Section 5 of the Morgan Grenfell Agreement provides that the indemnification obligation of the portfolio manager with respect to information provided to the Trust by Morgan Grenfell in writing for use in the Trust's registration statement and certain other documents shall not apply unless the portfolio manager has had an opportunity to review such documents for a specified period of time prior to the date on which they are filed with the SEC and unless the portfolio manager is notified in writing of any claim for indemnification within specified periods.


Investment Advisory Fees. For the periods indicated below, Hirtle Callaghan
------------------------
received advisory fees from each of the Portfolios, calculated at an annual rate of .05%:





                                             Fiscal Year      Fiscal Year      Fiscal Year
                                                Ended            Ended            Ended
                                            June 30, 1998    June 30, 1997    June 30, 1996
----------------------------------------------------------------------------------------------------------
The Value Equity Portfolio                        $74,299          $44,605           $24,343
----------------------------------------------------------------------------------------------------------
The Growth Equity Portfolio                       $96,094          $65,417           $34,071
----------------------------------------------------------------------------------------------------------
The Small Capitalization Portfolio                $69,076          $41,020           $16,940
----------------------------------------------------------------------------------------------------------
The International Equity Portfolio                $87,636          $52,703           $24,436
----------------------------------------------------------------------------------------------------------
The Limited Duration Municipal Bond Portfolio     $23,541          $16,428            $7,628
----------------------------------------------------------------------------------------------------------



The foregoing figures reflect voluntary expense reimbursements by Hirtle Callaghan to the Small Capitalization and Limited Duration Portfolios of $24,082 and $36,701, respectively for the year ended June 30, 1996.

The following table sets forth the investment advisory fee received from the specified Portfolio by each of its respective Investment Managers during the fiscal years ended June 30, 1998, June 30, 1997 and June 30, 1996, respectively:




                                         Actual Fee Paid for fiscal year ended
                           ---------------------------------------------------------------------------
   Investment Manager        Portfolio    Advisory Fee Rate (1)      1998         1997         1996
------------------------------------------------------------------------------------------------------
Institutional              Value Equity    .30% of average         $174,556     $150,281     $ 94,103
Capital Corporation                        net assets (2)

Hotchkis and Wiley (3)     Value Equity    .30% of average         $292,181     $118,592       -0-
                                           net assets

Jennison Associates LLC    Growth Equity   .30% of average         $379,252     $210,125     $102,397
                                           net assets
Westfield Capital          Growth Equity   .30% of average         $ 46,774     $179,941     $102,030
Management Co. (4)                         net assets

Goldman Sachs Asset        Growth Equity   .30% of average         $150,526        -0-          -0-
                                           net assets
Management
Clover Capital             Small Cap       .45% of average         $203,946     $185,827     $ 86,448
Management, Inc.(5)                        net assets

Frontier Capital           Small Cap       .45% of average         $346,569     $187,263     $ 66,017
Management Co.                             net assets

Geewax, Terker & Co.       Small Cap       .30% of average         $ 47,439
                                           net assets

Brinson Partners (6)       International   .40% of average         $698,930     $424,428     $195,488
                                           net assets up to
                                           $200 million;
                                           .35% over $200
                                           million up to $300;
                                           .30% over $300
                                           million

Morgan Grenfell            Limited         .20% of average         $ 94,162     $ 64,927     $ 30,513
Capital Management         Duration        net assets
Incorporated (7)



________
(1) Rate shown applies to that portion of the indicated portfolio's assets allocated to the specified Investment Manager.

(2) The fee payable to ICAP by The Value Equity Portfolio was increased .35% of that portion of the average daily net assets of The Value Equity Portfolio managed by ICAP. Such increase first became effective on February 2, 1998.

(3) Effective July 29, 1996, Hotchkis and Wiley replaced Cowen Asset Management. For the fiscal year ended June 30, 1996, The Growth Equity Portfolio paid advisory fees to Cowen Asset Management in the amount of $51,954 of that portfolio's average net assets.


(4) Effective October 1, 1997, Goldman Sachs Asset Management replaced Westfield Capital Management, Inc. GSAM received compensation from the Trust with respect to the period from October 1, 1997 and ended December 31, 1997 of $45,563.65.


(5) Effective April 1, 1998, Geewax, Terker & Co. replaced Clover Capital Management, Inc. Geewax received no compensation from the Trust during the periods reflected in the table above.



(6) The fee payable to Brinson by The International Equity Portfolio was decreased at asset levels over $200 million effective May 6, 1998.


(7) No information is provided for The Fixed Income Portfolio or The Intermediate Term Municipal Bond Portfolio, neither of which had commenced operations during the periods reflected in the table above.

Other Matters.  BISYS Fund Services LP ("BISYS") serves as the Trust's principal
-------------
underwriter pursuant to an agreement approved by the Board on July 19, 1996. BISYS does not receive any underwriting fees or other compensation for serving as the distributor of the Trust's shares. Pursuant to separate agreements, BISYS has also, since January 1, 1997, provided administrative and other services for the Trust; these services and relevant agreements are described in the Trust's prospectus. For the fiscal year ended June 30, 1997, BISYS received for such services, fees from each of the Portfolios, as follows: The Value Equity Portfolio, $89,565; The Growth Equity Portfolio, $130,138; The Small Capitalization Portfolio, $41,020; The International Equity Portfolio, $52,703; and The Limited Duration Municipal Bond Portfolio, $31,952 (all of which was voluntarily waived by BISYS). For the fiscal year ended June 30, 1998, BISYS received for such services, fees from each of the Portfolios, as follows: The Value Equity Portfolio, $148,594; The Growth Equity Portfolio, $192,182; The Small Capitalization Portfolio, $138,149; The International Equity Portfolio, $175,266; and The Limited Duration Municipal Bond Portfolio, $39,787.



           FURTHER INFORMATION ABOUT THE TRUST'S INVESTMENT POLICIES

As stated in the prospectus, the Trust currently consists of seven portfolios, each with its own investment objectives and policies. These portfolios are The Value Equity, Growth Equity, Small Capitalization Equity and International Equity Portfolios (collectively, the "Equity Portfolios") and The Fixed Income, Limited Duration Municipal Bond and Intermediate Municipal Bond Portfolios (collectively, the "Fixed-Income Portfolios"). The following discussion supplements the discussion of the investment policies of each of the Portfolios as set forth in the prospectus and the types of securities and other instruments in which the respective Portfolios may invest.

Repurchase Agreements.  As noted in the prospectus, among the instruments that
---------------------
each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase Agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The Investment Manager for each Portfolio, in accordance with guidelines adopted by the Board, monitors the creditworthiness of those banks and non-bank dealers with which the respective Portfolios may enter into repurchase agreements. The Trust also monitors the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is adequately collateralized.

Repurchase agreements may be entered into with primary dealers in U.S. Government Securities who meet credit guidelines established by the Board (each a "repo counterparty"). Under each repurchase Agreement, the repo counterparty will be required to maintain, in an account with the Trust's custodian bank, securities that equal or exceed the repurchase price of the securities subject to the repurchase Agreement. A Portfolio will generally enter into repurchase agreements with short durations, from overnight to one week, although securities subject to repurchase agreements generally have longer maturities. A Portfolio may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements. For purposes of the Investment Company Act, a repurchase agreement may be deemed a loan to the repo counterparty. It is not clear whether, in the context of a bankruptcy proceeding involving a repo counterparty, a court would consider a security acquired by a Portfolio subject to a repurchase Agreement as being owned by that Portfolio or as being collateral for such a "loan." If a court were to characterize the transaction as a loan, and a Portfolio has not perfected a security interest in the security acquired, that Portfolio could be required to turn the security acquired over to the bankruptcy trustee and be treated as an unsecured creditor of the repo counterparty. As an unsecured creditor, the Portfolio would be at the risk of losing some or all of the principal and income involved in the transaction. In the event of any such bankruptcy or insolvency proceeding involving a repo counterparty with whom a Portfolio has outstanding repurchase agreements a Portfolio may encounter delays and incur costs before being able to sell securities acquired subject to such repurchase agreements. Any such delays may involve loss of interest or a decline in price of the security so acquired.


Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the repo counterparty may fail to repurchase the security. However, a Portfolio will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the repurchase price, and the Portfolio will make payment against such securities only upon physical delivery or evidence of book entry transfer of such collateral to the account of its custodian bank. If the market value of the security subject to the repurchase agreement falls below the repurchase price the Trust will direct the repo counterparty to deliver to the Trust's custodian additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

Variable and Floating Rate Instruments.  As noted in the prospectus, among the
--------------------------------------
instruments that each of the Portfolios may use for temporary investment purposes are short-term variable rate instruments (including floating rate instruments) from banks and other issuers. In addition, each of the Income Portfolios may purchase longer-term variable and floating rate instruments in furtherance of the investment objectives of the respective Income Portfolios. A "variable rate instrument" is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A "floating rate instrument" is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates.

Variable rate instruments are generally not rated by nationally recognized ratings organizations (each, an "NRSRO"). The appropriate Investment Manager will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to a Portfolio's fixed income investments, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. Any bank providing such a bank letter, line of credit, guarantee or loan commitment will meet the Portfolio's investment quality standards relating to investments in bank obligations. A Portfolio will invest in variable and floating rate instruments only when the appropriate Investment Manager deems the investment to involve minimal credit risk. The Investment Manager will also continuously monitor the creditworthiness of issuers of such instruments to determine whether a Portfolio should continue to hold the investments.

The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Portfolio could suffer a loss if the issuer defaults or during periods in which a Portfolio is not entitled to exercise its demand rights. Variable and floating rate instruments held by a Portfolio will be subject to the Portfolio's limitation on investments in illiquid securities when a reliable trading market for the instruments does not exist and the Portfolio may not demand payment of the principal amount of such instruments within seven days. If an issuer of a variable rate demand note defaulted on its payment obligation, a Portfolio might be unable to dispose of the note and a loss would be incurred to the extent of the default.

Custodial Receipts.  The Fixed Income Portfolio may acquire U.S. Government
-------------------
Securities and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government Securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government Securities for federal tax and securities purposes. In the case of CATS and TIGRs, the Internal Revenue Service ( the "IRS") has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Portfolios. CATS and TIGRs are not considered U.S.

Government Securities by the staff of the Commission. Further, the IRS conclusion noted above is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Portfolios. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

When-Issued Securities.  As noted in the prospectus, Fixed Income Securities may
----------------------
be purchased on a "when-issued" basis. The price of securities purchased on a when-issued basis, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when issued securities takes place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Thus, to the extent that assets are held in cash pending the settlement of a purchase of securities, the purchaser would earn no income. At the time a commitment to purchase a security on a when-issued basis is made, the transaction is recorded and the value of the security will be reflected in determining net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Trust does not believe that net asset value or income will be adversely affected by the purchase of securities on a when-issued basis.

Municipal Securities.  As stated in the prospectus, The Limited Duration
---------------------
Municipal Bond Portfolio and The Intermediate Term Municipal Bond Portfolio (collective, the "Municipal Portfolios"), and to a lesser extent, The Fixed Income Portfolio, may invest in municipal securities. Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the district of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal tax. Municipal securities may also be issued on a taxable basis.

The two principal classifications of municipal securities are "general obligations" and "revenue obligations." General obligations are secured by the issuer's pledge of its full faith and credit for the payment of principal and interest although the characteristics and enforcement of general obligations may vary according to law applicable to the particular issuer. Revenue obligations, which include, but are not limited to, private activity bonds, resource recovery bonds, certificates of participation and certain municipal notes, are not backed by the credit and taxing authority of the issuer and are payable solely from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Nevertheless, the obligations of the issuers with respect to "general obligations" and/or "revenue obligations" may be backed by a letter of credit, guarantee or insurance. General obligations and revenue obligations may be issued in a variety of forms, including commercial paper, fixed, variable and floating rate securities, tender option bonds, auction rate bonds and capital appreciation bonds. In addition to general obligations and revenue obligations, there is a variety of hybrid and special types of municipal securities. There are also numerous differences in the credit backing of municipal securities both within and between these two principal classifications. For the purpose of applying a Portfolio's investment restrictions, the identification of the issuer of a municipal security which is not a general obligation is made by the appropriate Investment Manager based on the characteristics of the municipal security, the most important of which is the source of funds for the payment of principal and interest on such securities.

An entire issue of municipal securities may be purchased by one or a small number of institutional investors such as a Portfolio. Thus, the issue may not be said to be publicly offered. Unlike some securities that are not publicly offered, a secondary market exists for many municipal securities that were not publicly offered initially and such securities can be readily marketable. The obligations of an issuer to pay the principal of and interest on a municipal security are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of the issuer to pay when due principal of or interest on a municipal security may be materially affected.

Municipal Leases, Certificates of Participation and Other Participation
-----------------------------------------------------------------------
Interests.  Municipal leases frequently involve special risks not normally
---------
associated with general obligation or revenue bonds, some of which are summarized in the prospectus. In addition, leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Thus, a Portfolio's investment in municipal leases will be subject to the special risk that the governmental issuer may not appropriate funds for lease payments. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in an unsatisfactory or delayed recoupment of a Portfolio's original investment.

Certificates of participation represent undivided interests in municipal leases, installment purchase contracts or other instruments. The certificates are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase contracts.

Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of the Portfolios' respective limitations on investments in illiquid securities. Other municipal lease obligations and certificates of participation acquired by a Portfolio may be determined by the appropriate Investment Manager, pursuant to guidelines adopted by the Trustees of the Trust, to be liquid securities for the purpose of such Portfolio's limitation on investments in illiquid securities. In determining the liquidity of municipal lease obligations and certificates of participation, the appropriate Investment Manager will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the appropriate Investment Manager will consider factors unique to particular lease obligations and certificates of participation affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Portfolio. No Portfolio may invest more than 5% of its net assets in municipal leases. Each of the Income Portfolios may purchase participations in municipal securities held by a commercial bank or other financial institution. Such participations provide a Portfolio with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide a Portfolio with the right to demand payment, on not more than seven days notice, of all or any part of the Portfolio's participation interest in the underlying municipal security, plus accrued interest.

Municipal Notes.  Municipal securities in the form of notes generally are used
----------------
to provide for short-term capital needs, in anticipation of an issuer's receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Tax and Revenue Anticipation Notes and Construction Loan Notes. Tax Anticipation Notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond Anticipation Notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the notes. Tax and Revenue Anticipation Notes combine the funding sources of both Tax Anticipation Notes and Revenue Anticipation Notes. Construction Loan Notes are sold to provide construction financing. These notes are secured by mortgage notes insured by the Federal Housing Authority; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The obligations of an issuer of municipal notes are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer's payment obligations under the notes or that refinancing will be otherwise unavailable.

Tax-Exempt Commercial Paper.  Issues of tax-exempt commercial paper typically
---------------------------
represent short-term,
unsecured, negotiable promissory notes. These obligations are issued by state and local governments and their agencies to finance working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Pre-Refunded Municipal Securities.  The principal of and interest on municipal
---------------------------------
securities that have been pre-refunded are no longer paid from the original revenue source for the securities. Instead, after pre-refunding the source of such payments is typically an escrow fund consisting of obligations issued or guaranteed by the U.S. Government. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer. Pre-refunded municipal securities are usually purchased at a price which represents a premium over their face value.

Tender Option Bonds.  A tender option bond is a municipal security (generally
-------------------
held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof.

As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrade in the credit rating assigned to the issuer of the bond. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Tender option bonds are deemed to be liquid unless, in the opinion of the appropriate Investment Manager, the credit quality of the bond issuer and the financial institution is deemed, in light of the Portfolio's credit quality requirements, to be inadequate. Each Municipal Portfolio intends to invest only in tender option bonds the interest on which will, in the opinion of bond counsel, counsel for the issuer of interests therein or counsel selected by the appropriate Investment Manager, be exempt from regular federal income tax. However, because there can be no assurance that the IRS will agree with such counsel's opinion in any particular case, there is a risk that a Municipal Portfolio will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender option bonds and the associated fees, in relation to various regulated investment company tax provisions is unclear. Each Municipal Portfolio intends to manage its portfolio in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.

Auction Rate Securities.  Auction rate securities consist of auction rate
-----------------------
municipal securities and auction rate preferred securities issued by closed-end investment companies that invest primarily in municipal securities. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the fund on the securities in its portfolio and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes and the closed-end fund complies with certain requirements under the Internal Revenue Code of 1986, as amended (the "Code"). For purposes of complying with the 20% limitation on each Municipal Portfolio's investments in taxable investments, auction rate preferred securities will be treated as taxable investments unless substantially all of the dividends on such securities are expected to be exempt from regular federal income taxes.


A Portfolio's investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed by the 1940 Act. These limitations include prohibitions against acquiring more than 3% of the voting securities of any other such investment company, and investing more than 5% of the Portfolio's assets in securities of any one such investment company or more than 10% of its assets in securities of all such investment companies. A Portfolio will indirectly bear its proportionate share of any management fees paid by such closed-end funds in addition to the advisory fee payable directly by the Portfolio.

Private Activity Bonds.  Certain types of municipal securities, generally
----------------------
referred to as industrial development bonds (and referred to under current tax law as private activity bonds), are issued by or on behalf of public authorities to obtain funds for privately-operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues. The interest from certain private activity bonds owned by a Portfolio (including a Municipal Portfolio's distributions attributable to such interest) may be a preference item for purposes of the alternative minimum tax.

Mortgage-Backed Securities.  As stated in the Prospectus, The Fixed Income
--------------------------
Portfolio may invest in mortgage-backed securities, including derivative instruments. Mortgage-backed securities represent direct or indirect participations in or obligations collateralized by and payable from mortgage loans secured by real property. A Portfolio may invest in mortgage-backed securities issued or guaranteed by U.S. Government agencies or instrumentalities such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of Federally insured mortgage loans with a maximum maturity of 30 years. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest.

Only The Fixed Income Portfolio may invest in mortgage-backed securities issued by non-governmental entities including collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities, including "regular" interests and "residual" interests. The Portfolios do not intend to acquire residual interests in REMICs under current tax law, due to certain disadvantages for regulated investment companies that acquire such interests.

Mortgage-backed securities are subject to unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The appropriate Investment Manager believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment, it will be deemed to have a remaining maturity of three years or less if the average life, as estimated by the appropriate Investment Manager, is three years or less at the time of purchase of the security by a Portfolio. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the appropriate housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. Although the appropriate Investment Manager will monitor the average life of the portfolio securities of each Portfolio with a portfolio maturity policy and make needed adjustments to comply with such Portfolios' policy as to average dollar weighted portfolio maturity, there can be no assurance that the average life of portfolio securities as estimated by the appropriate Investment Manager will be the actual average life of such securities.

Asset-Backed Securities.  As stated in the Prospectus, the Fixed Income
-----------------------
Portfolio may invest in asset-backed securities, which represent participations in, or are secured by and payable from, pools of assets including company receivables, truck and auto loans, leases and credit card receivables. The asset pools that back asset-backed securities are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present. Certain asset backed securities may be considered derivative instruments. As stated in the Prospectus, no Portfolio will invest 25% or more of its total assets in asset-backed securities.



Real Estate Investment Trusts.  The Value Equity Portfolio may invest up to 5%
------------------------------
of its assets in equity interests issued by real estate investment trusts that invest primarily in income producing real estate ("REITs"). REITs are pooled investment vehicles that invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which a Portfolio invests in addition to the expenses incurred directly by a Portfolio.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. First, the value of a REIT may be affected by changes in the value of the underlying property owned by the REITs. In addition, REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P Index of 500 Common Stocks.



Foreign Government Securities.  The foreign government securities in which The
-----------------------------
Fixed Income Portfolio may invest generally consist of debt obligations issued or guaranteed by national, state or provincial governments or similar political subdivisions. The Portfolio may invest in foreign government securities in the form of American Depositary Receipts. Foreign government securities also include debt securities of supranational entities. Currently, the Fixed Income Portfolio intends to invest only in obligations issued or guaranteed by the Asian Development Bank, the Inter-American Development Bank, the International Bank for Reconstruction and Development (the "World Bank"), the African Development Bank, the European Coal and Steel Community, the European Economic Community, the European Investment Bank and the Nordic Investment Bank. Foreign government securities also include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Commercial Paper.  Commercial paper is a short-term, unsecured negotiable
----------------
promissory note of a U.S. or non-U.S. issuer. Each of the Portfolios may purchase commercial paper for temporary purposes; the Fixed-Income Portfolios may acquire these instruments as described in the Prospectus. Each Portfolio may similarly invest in variable rate master demand notes which typically are issued by large corporate borrowers and which provide for variable amounts of principal indebtedness and periodic adjustments in the interest rate. Demand notes are direct lending arrangements between a Portfolio and an issuer, and are not normally traded in a secondary market. A Portfolio, however, may demand payment of principal and accrued interest at any time. In addition, while demand notes generally are not rated, their issuers must satisfy the same criteria as those that apply to issuers of commercial paper. The appropriate Investment Manager will consider the earning power, cash flow and other liquidity ratios of issuers of demand notes and continually will monitor their financial ability to meet payment on demand. See also "Variable and Floating Rate Instruments," above.


Bank Obligations.  Each of the Portfolios may purchase certain bank obligations
----------------
for temporary purposes; the Fixed-Income Portfolios may acquire these instruments as described in the Prospectus. Such instruments may include certificates of deposit, time deposits and bankers' acceptances. Certificates of Deposit ("CDs") are short-term negotiable obligations of commercial banks. Time Deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions. U.S. commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). U.S. banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a Portfolio, depending upon the principal amount of CDs of each bank held by the Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of governmental regulations, U.S. branches of U.S. banks, among other things, generally are required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness. U.S. savings and loan associations, the CDs of which may be purchased by the Portfolios, are supervised and subject to examination by the Office of Thrift Supervision. U.S. savings and loan associations are insured by the Savings Association Insurance Portfolio which is administered by the FDIC and backed by the full faith and credit of the U.S. Government.


                       HEDGING THROUGH THE USE OF OPTIONS


As indicated in the prospectus, each of the Portfolios may, consistent with its investment objectives and policies, use options on securities and securities indexes to reduce the risks associated with the types of securities in which each is authorized to invest and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities.
A Portfolio may use options only in a manner consistent with its investment objective and policies and may not invest more than 10% of its total assets in option purchases. Options may be used only for the purpose of reducing investment risk and not for speculative purposes. The following discussion sets forth certain information relating to the types of options that the Portfolios may use, together with the risks that may be associated with their use.

About Options on Securities.  A call option is a short-term contract pursuant to
---------------------------
which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option period, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option period, to buy the underlying security at the exercise price. Options may be based on a security, a securities index or a currency. Options on securities are generally settled by delivery of the underlying security whereas options on a securities index or currency are settled in cash. Options may be traded on an exchange or in the over-the-counter markets.


Option Purchases.  Call options on securities may be purchased in order to fix
----------------
the cost of a future purchase. In addition, call options may be used as a means of participating in an anticipated advance of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the amount of loss, if any, to the amount of the option premium paid. Conversely, if the market price of the underlying security rises and the call is exercised or sold at a profit, that profit will be reduced by the amount initially paid for the call.


Put options may be purchased in order to hedge against a decline in market value of a security held by the purchasing portfolio. The put effectively guarantees that the underlying security can be sold at the predetermined exercise price, even if that price is greater than the market value at the time of exercise. If the market price of the underlying security increases, the profit realized on the eventual sale of the security will be reduced by the premium paid for the put option. Put options may also be purchased on a security that is not held by the purchasing portfolio in anticipation of a price decline in the underlying security. In the event the market value of such security declines below the designated exercise price of the put, the purchasing portfolio would then be able to acquire the underlying security at the market price and exercise its put option, thus realizing a profit. In order for this strategy to be successful, however, the market price of the underlying security must decline so that the difference between the exercise price and the market price is greater than the option premium paid.

Option Writing.  Call options may be written (sold) by the Portfolios.
--------------
Generally, calls will be written only when, in the opinion of a Portfolio's Investment Manager, the call premium received, plus anticipated appreciation in the market price of the underlying security up to the exercise price of the call, will be greater than the appreciation in the price of the underlying security.

Put options may also be written. This strategy will generally be used when it is anticipated that the market value of the underlying security will remain higher than the exercise price of the put option or when a temporary decrease in the market value of the underlying security is anticipated and, in the view of a Portfolio's Investment Manager, it would not be appropriate to acquire the underlying security. If the market price of the underlying security rises or stays above the exercise price, it can be expected that the purchaser of the put will not exercise the option and a profit, in the amount of the premium received for the put, will be realized by the writer of the put. However, if the market price of the underlying security declines or stays below the exercise price, the put option may be exercised and the portfolio that sold the put will be obligated to purchase the underlying security at a price that may be higher than its current market value. All option writing strategies will be employed only if the option is "covered." For this purpose, "covered" means that, so long as the Portfolio that has written (sold) the option is obligated as the writer of a call option, it will (1) own the security underlying the option; or (2) hold on a share-for-share basis a call on the same security, the exercise price of which is equal to or less than the exercise price of the call written. In the case of a put option, the Portfolio that has written (sold) the put option will (1) maintain cash or cash equivalents in an amount equal to or greater than the exercise price; or (2) hold on a share-for share basis, a put on the same security as the put written provided that the exercise price of the put held is equal to or greater than the exercise price of the put written.

Options on Securities Indices.  Options on securities indices may by used in
-----------------------------
much the same manner as options on securities. Index options may serve as a hedge against overall fluctuations in the securities markets or market sectors, rather than anticipated increases or decreases in the value of a particular security. Thus, the effectiveness of techniques using stock index options will depend on the extent to which price movements in the securities index selected correlate with price movements of the portfolio to be hedged. Options on stock indices are settled exclusively in cash.

Risk Factors Relating to the Use of Options Strategies.  The premium paid or
------------------------------------------------------
received with respect to an option position will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates. Moreover, the successful use of options as a hedging strategy depends upon the ability to forecast the direction of market fluctuations in the underlying securities, or in the case of index options, in the market sector represented by the index selected.

Under normal circumstances, options traded on one or more of the several recognized options exchanges may be closed by effecting a "closing purchase transaction," i.e. by purchasing an identical option with respect to the underlying security in the case of options written and by selling an identical option on the underlying security in the case of options purchased. A closing purchase transaction will effectively cancel an option position, thus permitting profits to be realized on the position, to prevent an underlying security from being called from, or put to, the writer of the option or, in the case of a call option, to permit the sale of the underlying security. A profit or loss may be realized from a closing purchase transaction, depending on whether the overall cost of the closing transaction (including the price of the option and actual transaction costs) is less or more than the premium received from the writing of the option. It should be noted that, in the event a loss is incurred in a closing purchase transaction, that loss may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of an option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by appreciation of the underlying security held. Options will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. Options that expire unexercised have no value. Unless an option purchased by a Portfolio is exercised or a closing purchase transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.



      HEDGING THROUGH THE USE OF FUTURES CONTRACTS AND RELATED INSTRUMENTS


As indicated in the prospectus, each of the Portfolios may, consistent with its investment objectives and policies, use futures contracts and options on futures contracts to reduce the risks associated with the types of securities in which each is authorized to invest and/or in anticipation of future purchases. A Portfolio may invest in futures-related instruments only for hedging purposes and not for speculation and only in a manner consistent with its investment objective and policies. In particular, a Portfolio may not commit more than 5% of its net assets, in the aggregate, to margin deposits on futures contracts or premiums for options on futures contracts. The following discussion sets forth certain information relating to the types of futures contracts that the Portfolios may use, together with the risks that may be associated with their use.

About Futures Contracts and Options on Futures Contracts.  A futures contract is
--------------------------------------------------------
a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of the specified type of security or currency called for in the contract at a specified future time and at a specified price. In practice, however, contracts relating to financial instruments or currencies are closed out through the use of closing purchase transactions before the settlement date and without delivery or the underlying security or currency. In the case of futures contracts based on a securities index, the contract provides for "delivery" of an amount of cash equal to the dollar amount specified multiplied by the difference between the value of the underlying index on the settlement date and the price at which the contract was originally fixed.

Stock Index Futures Contracts.  A Portfolio may sell stock index futures
------------------------------
contracts in anticipation of a general market or market sector decline that may adversely affect the market values of securities held. To the extent that securities held correlate with the index underlying the contract, the sale of futures contracts on that index could reduce the risk associated with a market decline. Where a significant market or market sector advance is anticipated, the purchase of a stock index futures contract may afford a hedge against not participating in such advance at a time when a Portfolio is not fully invested. This strategy would serve as a temporary substitute for the purchase of individual stocks which may later be purchased in an orderly fashion. Generally, as such purchases are made, positions in stock index futures contracts representing an equivalent securities would be liquidated.

Futures Contracts on Debt Securities.  Futures contracts on debt securities,
------------------------------------
often referred to as "interest rate futures," obligate the seller to deliver a specific type of debt security called for in the contract, at a specified future time. A public market now exists for futures contracts covering a number of debt securities, including long-term U.S. Treasury bonds, ten-year U.S. Treasury notes, and three-month U.S. Treasury bills, and additional futures contracts based on other debt securities or indices of debt securities may be developed in the future. Such contracts may be used to hedge against changes in the general level of interest rates. For example, a Portfolio may purchase such contracts when it wishes to defer a purchase of a longer-term bond because short-term yields are higher than long-term yields. Income would thus be earned on a short-term security and minimize the impact of all or part of an increase in the market price of the long-term debt security to be purchased in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the contract purchased by the Portfolio or avoided by taking delivery of the debt securities underlying the futures contract. Conversely, such a contract might be sold in order to continue to receive the income from a long-term debt security, while at the same time endeavoring to avoid part or all of any decline in market value of that security that would occur with an increase in interest rates. If interest rates did rise, a decline in the value of the debt security would be substantially offset by an increase in the value of the futures contract sold.

Options on Futures Contracts.  An option on a futures contract gives the
----------------------------
purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the period of the option. The risk of loss associated with the purchase of an option on a futures contract is limited to the premium paid for the option, plus transaction cost. The seller of an option on a futures contract is obligated to a broker for the payment of initial and variation margin in amounts that depend on the nature of the underlying futures contract, the current market value of the option, and other futures positions held by the Portfolio. Upon exercise of the option, the option seller must deliver the underlying futures position to the holder of the option, together with the accumulated balance in the seller's futures margin account that represents the amount by which the market price of the underlying futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option involved. If an option is exercised on the last trading day prior to the expiration date of the option, settlement will be made entirely in cash equal to the difference between the exercise price of the option and the value at the close of trading on the expiration date.

Risk Considerations Relating to Futures Contracts and Related Instruments.
-------------------------------------------------------------------------
Participants in the futures markets are subject to certain risks. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange): no secondary market exists for such contracts. In addition, there can be no assurance that a liquid market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Portfolio would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of that portion of the securities being hedged, if any, may partially or completely offset losses on the futures contract.

As noted above, there can be no assurance that price movements in the futures markets will correlate with the prices of the underlying securities positions. In particular, there may be an imperfect correlation between movements in the prices of futures contracts and the market value of the underlying securities positions being hedged. In addition, the market prices of futures contracts may be affected by factors other than interest rate changes and, as a result, even a correct forecast of interest rate trends might not result in a successful hedging strategy. If participants in the futures market elect to close out their contracts through offsetting transactions rather than by meeting margin deposit requirements, distortions in the normal relationship between debt securities and the futures markets could result. Price distortions could also result if investors in the futures markets opt to make or take delivery of the underlying securities rather than engage in closing transactions because such trend might result in a reduction in the liquidity of the futures market. In addition, an increase in the participation of speculators in the futures market could cause temporary price distortions.

The risks associated with options on futures contracts are similar to those applicable to all options and are summarized above under the heading "Hedging Through the Use of Options: Risk Factors Relating to the Use of Options Strategies." In addition, as is the case with futures contracts, there can be no assurance that (1) there will be a correlation between price movements in the options and those relating to the underlying securities; (2) a liquid market for options held will exist at the time when a Portfolio may wish to effect a closing transaction; or (3) predictions as to anticipated interest rate or other market trends on behalf of a Portfolio will be correct.

Margin Requirements and Limitations Applicable to Futures Related Transactions.
------------------------------------------------------------------------------
When a purchase or sale of a futures contract is made by a Portfolio, that Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. The Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin" equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Portfolio will value its open futures positions at market.

A Portfolio will not enter into a futures contract or an option on a futures contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Portfolio's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.


Segregation Requirements.


Futures Contracts.  When purchasing a futures contract, a Portfolio will
-----------------
maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U.S. Government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Portfolio may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Portfolio. When selling a futures contract, a Portfolio will similarly maintain liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Portfolio may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting a Portfolio to purchase the same futures contract at a price no higher than the price of the contract written by that Portfolio (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

Options on Futures Contracts.  When selling a call option on a futures contract,
----------------------------
a Portfolio will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U. S. Government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

When selling a put option on a futures contract, the Portfolio will similarly maintain cash, U.S. Government securities, or other highly liquid securities that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Portfolio may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Portfolio.


            HEDGING THROUGH THE USE OF CURRENCY RELATED INSTRUMENTS


As indicated in the prospectus, The Growth Equity Portfolio may use forward foreign currency exchange contracts in connection with permitted purchases and sales of securities of non-U.S. issuers. In addition, The International Equity Portfolio and The Fixed Income Portfolio may, consistent with their respective investment objectives and policies, use such contracts as well as certain other currency related instruments to reduce the risks associated with the types of securities in which it is authorized to invest and to hedge against fluctuations in the relative value of the currencies in which securities held by The International Equity Portfolio are denominated. The following discussion sets forth certain information relating to forward currency contracts and other currency related instruments, together with the risks that may be associated with their use.


About Currency Transactions and Hedging.  The International Equity Portfolio and
---------------------------------------
The Fixed Income Portfolio are authorized to purchase and sell options, futures contracts and options thereon relating to foreign currencies and securities denominated in foreign currencies. Such instruments may be traded on foreign exchanges, including foreign over-the-counter markets. Transactions in such instruments may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by: (i) foreign political, legal and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States; and
(iv) lesser trading volume. Foreign currency exchange transactions may be entered into for the purpose of hedging against foreign currency exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The International Equity Portfolio may also purchase and sell options relating to foreign currencies to increase exposure to a foreign currency or to shift foreign currency exposure from one country to another.




Foreign Currency Options and Related Risks.  The International Equity Portfolio
------------------------------------------
and The Fixed Income Portfolio may take positions in options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on foreign securities the Portfolio holds in its portfolio or intends to purchase. For example, if the Portfolio were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if the Portfolio held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The markets in foreign currency options are relatively new, and the Portfolio's ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The quantities of currencies underlying option contracts represent odd lots in a market dominated by transactions between banks, and as a result extra transaction costs may be incurred upon exercise of an option. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

Forward Foreign Currency Exchange Contracts.  The Growth Equity and Fixed Income
-------------------------------------------
Portfolios may use forward contracts to protect against uncertainty in the level of future exchange rates in connection with specific transactions. For example, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale of the foreign currency involved in the underlying transaction in exchange for a fixed amount of U.S. dollars or foreign currency. This may serve as a hedge against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received. The International Equity Portfolio may also use forward contracts in connection with specific transactions. In addition, it may use such contracts to lock in the U.S. dollar value of those positions, to increase the Portfolio's exposure to foreign currencies that the Investment Manager believes may rise in value relative to the U.S. dollar or to shift the Portfolio's exposure to foreign currency fluctuations from one country to another. For example, when the Investment Manager believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the portfolio securities held by the Portfolio that are denominated in such foreign currency. This investment practice generally is referred to as "cross-hedging."


The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Portfolio to sustain losses on these contracts and transaction costs. A Portfolio may enter into forward contracts or maintain a net exposure to such contracts only if: (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities and other assets denominated in that currency; or (2) the Portfolio maintains cash, U.S. Government securities or other liquid securities in a segregated account in an amount which, together with the value of all the Portfolio's securities denominated in such currency, equals or exceeds the value of such contracts.


At or before the maturity date of a forward contract that requires the Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into another contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. As a result of such an offsetting transaction, a Portfolio would realize a gain or a loss to the extent of any change in the exchange rate between the currencies involved between the execution dates of the first and second contracts. The cost to a Portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the prevailing market conditions. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Although the International Equity Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolio may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Other Hedging Instruments.  As permitted under the Investment Company Act, a
-------------------------
Portfolio may invest up to 5% of its net assets in securities of other investment companies but may not acquire more than 3% of the voting securities of the investment company. Generally, the Portfolios do not make such investments. The Growth Equity Portfolio does, however, invest in certain instruments known as Standard & Poor's Depositary Receipts or "SPDRs" as part of its overall hedging strategies. Such strategies are designed to reduce certain risks that would otherwise be associated with the investments in the types of securities in which the Portfolio invests and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, provided that the use of such strategies are not for speculative purposes and are otherwise consistent with the investment policies and restrictions adopted by the Portfolio. SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). The UIT will issue SPDRs in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit, called a "Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit. SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day. The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Funds could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks involved in the writing of options on securities.

                            INVESTMENT RESTRICTIONS

In addition to the investment objectives and policies of the Portfolios, each Portfolio is subject to certain investment restrictions both in accordance with various provisions of the Investment Company Act and guidelines adopted by the Trust's Board. These investment restrictions are summarized below. The following investment restrictions (1 though 9) are fundamental and cannot be changed with respect to any Portfolio without the affirmative vote of a majority of the Portfolio's outstanding voting securities as defined in the Investment Company Act.


A Portfolio may not:

1. Purchase the securities of any issuer, if as a result of such purchase, more than 5% of the total assets of the Portfolio would be invested in the securities of that issuer, or purchase any security if, as a result of such purchase, a Portfolio would hold more than 10% of the outstanding voting securities of an issuer, provided that up to 25% of the value of the Portfolio's assets may be invested without regard to this limitation, and provided further that this restriction shall not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by such obligations, or securities issued by other investment companies.

2. Borrow money, except that a Portfolio (i) may borrow amounts, taken in the aggregate, equal to up to 5% of its total assets, from banks for temporary purposes (but not for leveraging or investment) and (ii) may engage in reverse repurchase agreements for any purpose, provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings).

3. Mortgage, pledge or hypothecate any of its assets except in connection with any permitted borrowing, provided that this restriction does not prohibit escrow, collateral or margin arrangements in connection with a Portfolio's permitted use of options, futures contracts and similar derivative financial instruments described in the Trust's prospectus.

4. Issue senior securities, as defined in the Investment Company Act, provided that this restriction shall not be deemed to prohibit a Portfolio from making any permitted borrowing, mortgage or pledge, and provided further that the permitted use of options, futures contracts and similar derivative financial instruments described in the Trust's prospectus shall not constitute issuance of a senior security.

5. Underwrite securities issued by others, provided that this restriction shall not be violated in the event that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.


6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, provided that this shall not prevent a portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.


7. Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments, provided that a Portfolio may purchase and sell futures contracts relating to financial instruments and currencies and related options in the manner described in the Trust's prospectus.


8. Make loans to others, provided that this restriction shall not be construed to limit (a) purchases of debt securities or repurchase agreements in accordance with a Portfolio's investment objectives and policies; and (b) loans of portfolio securities in the manner described in the Trust's prospectus.

9. Invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry provided that this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by such obligations or securities issued by other investment companies.



The following investment restrictions (10 through 11) reflect policies that have been adopted by the Trust, but which are not fundamental and may be changed by the Trust's Board, without shareholder vote.


A Portfolio may not:


10. Make short sales of securities or maintain a short position, or purchase securities on margin, provided that this restriction shall not preclude the Trust from obtaining such short-term credits as may be necessary for the clearance of purchases and sales of its portfolio securities, and provided further that this restriction will not be applied to limit the use by a Portfolio of options, futures contracts and similar derivative financial instruments in the manner described in the Trust's prospectus.

11. Invest in securities of other investment companies except as permitted under the Investment Company Act.

An investment restriction applicable to a particular Portfolio shall not be deemed violated as a result of a change in the market value of an investment, the net or total assets of that Portfolio, or any other later change provided that the restriction was satisfied at the time the relevant action was taken. In order to permit the sale of its shares in certain states, the Trust may make commitments more restrictive than those described above. Should the Trust determine that any such commitment may no longer be appropriate, the Board will consider whether to revoke the commitment and terminate sales of its shares in the state involved.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Trust reserves the right in its sole discretion to suspend the continued offering of the Trust's shares and to reject purchase orders in whole or in part when in the judgment of the Board such action is in the best interest of the Trust.

Payments to shareholders for shares of the Trust redeemed directly from the Trust will be made as promptly as possible but no later than seven days after receipt by the Trust's transfer agent of the written request in proper form, with the appropriate documentation as stated in the prospectus, except that the Trust may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Trust not reasonably practicable; or for such other period as the SEC may permit for the protection of the Trust's shareholders.


Each of the Portfolios reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Trust's shares by making payment in whole or in part in readily marketable securities chosen by the Trust and valued in the same way as they would be valued for purposes of computing each Portfolio's net asset value. If such payment were made, an investor may incur brokerage costs in converting such securities to cash. The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Trust's portfolio securities at the time of redemption or repurchase.



                      PORTFOLIO TRANSACTIONS AND VALUATION

Subject to the general supervision of the Board, the Investment Managers of the respective Portfolios are responsible for placing orders for securities transactions for each of the Portfolios. Securities transactions involving stocks will normally be conducted through brokerage firms entitled to receive commissions for effecting such transactions. In placing portfolio transactions, an Investment Manager will use its best efforts to choose a broker or dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In placing brokerage transactions, the respective Investment Managers may, however, consistent with the interests of the Portfolios they serve, select brokerage firms on the basis of the research, statistical and pricing services they provide to the Investment Manager. In such cases, a Portfolio may pay a commission that is higher than the commission that another qualified broker might have charged for the same transaction, providing the Investment Manager involved determines in good faith that such commission is reasonable in terms either of that transaction or the overall responsibility of the Investment Manager to the Portfolio and such manager's other investment advisory clients. Transactions involving debt securities and similar instruments are expected to occur primarily with issuers, underwriters or major dealers acting as principals. Such transactions are normally effected on a net basis and do not involve payment of brokerage commissions. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.




The table below reflects the aggregate dollar amount of brokerage commissions paid by each of the Portfolios of the Trust paid the during the fiscal years indicated.





                                 Aggregate Brokerage Commissions
                                   for the Fiscal Years ended
Portfolio                     1998          1997           1996
-------------------------------------------------------------------
Value Equity                $195,023       $179,053      $137,963
Growth Equity               $401,358        258,337       238,948
Small Cap                   $328,917        227,730       147,928
International Equity        $527,518        250,705       144,359
Limited Duration                 -0-            -0-           -0-



The Trust has adopted procedures pursuant to which each Portfolio is permitted to allocate brokerage transactions to affiliates of the various Investment Managers. Under such procedures, commissions paid to any such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions. Several of the Trust's Investment Managers are affiliated with brokerage firms to which brokerage transactions may, from time to time, be allocated. The table below reflects the aggregate dollar amount of commissions paid to each such firm, as well as similar information about transactions allocated to Furman Selz, LLC, (which served as the Trust's principal underwriter prior to January 1, 1997) by the Portfolios during the period. Information shown is expressed both as a percentage of the total amount of commission dollars paid by each portfolio and as a percentage of the total value of all brokerage transactions effected on behalf of each portfolio. "NA" indicates that during the relevant period, indicated broker was not considered an affiliate of the specified Portfolio.



Affiliated Broker(1)




                                                          Portfolio
                              ---------------------------------------------------------------
                                     For Value            For Growth            For Small
                                     Equity(2)              Equity             Cap Equity

                                1998   1997   1996    1998    1997   1996   1998  1997   1996
                                -----  -----  -----  -------  -----  -----  ----  -----  ----
Cowen & Co. (3)
% of commissions                 -0-    -0-     34%    NA      -0-    .02%   NA    -0-    -0-
% of transactions                -0-    -0-    .94%    NA      -0-    .05%   NA    -0-    -0-

Prudential Securities(4)
% of commissions                 NA     NA     NA      0.20%  1.36%   NA     NA    NA     NA
% of transactions                NA     NA     NA      0.21%  1.38%   NA     NA    NA     NA

Merrill Lynch & Co. (5)
% of commissions                2.72%   .80%   NA      NA     2.21%   NA     NA   1.51%   NA
% of transactions               2.67%   .61%   NA      NA     5.47%   NA     NA   1.56%   NA

Union Swiss Bank
% of commissions                 NA     NA     NA      NA      NA     NA     NA    NA     NA
% of transactions                NA     NA     NA      NA      NA     NA     NA    NA     NA

Furman Selz LLC(6)
% of commissions                 -0-    -0-    -0-      -0-    -0-   4.20%   -0-   -0-    -0-
% of transactions                -0-    -0-    -0-      -0-    -0-   1.26%   -0-   -0-    -0-

Goldman Sachs & Co.
% of commissions                 NA     NA     NA    1.68%*    NA     NA     NA    NA     NA
% of transactions                NA     NA     NA    6.26%*    NA     NA     NA    NA     NA





                                                   Portfolio
                              --------------------------------------------------
                                 For International Equity   For Limited Duration

                                  1998      1997     1996    1998   1997   1996
                                --------  --------  ------  ------  -----  -----
Cowen & Co. (3)
% of commissions                    -0-       -0-      -0-     -0-    -0-    -0-
% of transactions                   -0-       -0-      -0-     -0-    -0-    -0-

Prudential Securities(4)
% of commissions                  NA        NA        NA      NA     NA     NA
% of transactions                 NA        NA        NA      NA     NA     NA

Merrill Lynch & Co.(5)
% of commissions                  NA         2.08%    NA      NA      -0-   NA
% of transactions                 NA         2.74%    NA      NA      -0-   NA

Union Swiss Bank
% of commissions                   0.52%      -0-      -0-    NA     NA     NA
% of transactions                  0.85%      -0-      -0-    NA     NA     NA

Furman Selz LLC(6)
% of commissions                    -0-       -0-      -0-     -0-    -0-    -0-
% of transactions                   -0-       -0-      -0-     -0-    -0-    -0-

Goldman Sachs & Co.
% of commissions                  NA        NA        NA      NA     NA     NA
% of transactions                 NA        NA        NA      NA     NA     NA



* Goldman Sachs Asset Management became Investment Manager on October 1, 1997. These figures are calculated for the period October 1, 1997 through June 30, 1998 only.



__________
1. Other brokers deemed to be affiliated with respect to the Income Portfolios are companies affiliated with Deutchebank, the parent company of Morgan Grenfell Capital Management Incorporated. No brokerage transactions were affected through such companies during the periods reflected in the above table by the relevant Portfolios.



2. Effective October 1, 1997, Goldman Sachs Asset Management served as an Investment Manager of the Growth Equity Portfolio.

3. Cowen Asset Management, which served as an Investment Manager of The Value Equity Portfolio prior to August 1, 1996, is a division of Cowen & Co.


4. Both Prudential Securities and Jennison Associates LLC, which serves as an Investment Manager of The Growth Equity Portfolio, are wholly-owned subsidiaries of The Prudential Insurance Company of America.

5. Figures shown include all brokers affiliated with Merrill Lynch & Co. Merrill Lynch Asset Management, LLP, ("MLAM") of which Hotchkis and Wiley is a division. MLAM is a wholly, indirect subsidiary of Merrill Lynch & Co.



6. Furman Selz LLC served as the Trust's principal underwriter prior to January 1, 1997.



In no instance will portfolio securities be purchased from or sold to Investment Managers, Hirtle Callaghan or any affiliated person of the foregoing entities except to the extent permitted by applicable law or an order of the SEC. Investment decisions for the several Portfolios are made independently from those of any other client accounts (which may include mutual funds) managed or advised by an Investment Manager. Nevertheless, it is possible that at times identical securities will be acceptable for both a Portfolio of the Trust and one or more of such client accounts. In such cases, simultaneous transactions are inevitable. Purchases and sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account.
While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed that the ability of a Portfolio to participate in volume transactions may produce better executions for such Portfolio.

Portfolio Turnover.  Changes may be made in the holdings of any of the
-------------------
Portfolios consistent with their
respective investment objectives and policies whenever, in the judgment of the relevant Investment Manager, such changes are believed to be in the best interests of the Portfolio involved. It is anticipated that the annual portfolio turnover rate for a Portfolio will not exceed 100% under normal circumstances. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Portfolio's securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. The portfolio turnover rate for each of the Portfolios that has more than one Investment Manager will be an aggregate of the rates for each individually managed portion of that Portfolio. Rates for each portion, however, may vary significantly. The portfolio turnover rate for each of the Trust's Portfolios for the fiscal year ended June 30, 1998 were: for the Value Equity Portfolio, 86.45%; for the Growth Equity Portfolio, 95.07%; for the International Portfolio, 36.80% and for the Limited Duration Municipal Bond Portfolio, 42.50%. The portfolio turnover rate for the Small Capitalization Equity Portfolio for the period was 103.41%, which reflects turnover as a result of a change in one of the Investment Managers. The portfolio turnover rate for each of the Trust's Portfolios for the fiscal year ended June 30, 1997 were: for the Value Equity Portfolio, 97.30%; for the Growth Equity Portfolio, 80.47%; for the Small Capitalization Equity Portfolio, 54.16%; for the International Portfolio, 29.85% and for the Limited Duration Municipal Bond Portfolio, 44.57%. The portfolio turnover rates for the portfolios for the period beginning with the commencement of the respective portfolio's operations and ending on June 30, 1996, were as follows: for the Value Equity Portfolio, 92.00%; for the Growth Equity Portfolio, 80.00%; for the Small Capitalization Equity Portfolio, 38.00%; and for the International Portfolio, 15.00%.



The portfolio turnover rate for the Limited Duration Municipal Bond Portfolio for the same period was 116.00%. This rate is due to the fact that securities may be sold by the Investment Manager in order to adjust the overall duration or average effective of the overall portfolio. The portfolio turnover rate for The Fixed Income and Intermediate Term Municipal Bond Portfolios is similarly expected to exceed 100%.



Valuation.  The net asset value per share of the Portfolios is determined once
---------
on each Business Day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time, on each day the New York Stock Exchange is open for trading. The Trust does not expect to determine the net asset value of its shares on any day when the Exchange is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.


In valuing the Trust's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board shall determine in good faith to reflect the security's fair value. All other assets of each Portfolio are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. The net asset value per share of each of the Trust's Portfolios is calculated as follows: All liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net asset value is divided by the number of shares outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions.  As noted in the prospectus, each Portfolio will
---------------------------
distribute substantially all of its net investment income and net realized capital gains, if any. The Value Equity Portfolio, The Growth Equity Portfolio and The Small Capitalization Equity Portfolios will declare and distribute dividends from net investment income on a quarterly basis. The Limited Duration Municipal Bond Portfolio, The Intermediate Municipal Bond Portfolio and the Fixed-Income Portfolio will declare dividends daily, with payments on a monthly basis. The International Equity Portfolio will declare dividends semi-annually. The Trust expects to distribute any undistributed net investment income and capital gains for the 12-month period ended each October 31, on or about December 31 of each year.

Tax Information.  Each of the Trust's Portfolios is treated as a separate entity
---------------
for federal income tax purposes. Each Portfolio intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for the fiscal year ending June 30, 1996 and intends to continue to so qualify. Accordingly, it is the policy of each Portfolio to distribute to its shareholders by December 31 of each calendar year (i) at least 98% of its ordinary income for such year; (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year; and (iii) any amounts from the prior calendar year that were not distributed. The following discussion and related discussion in the prospectus do not purport to be a complete description of all tax implications of an investment in the Trust. In addition, such information relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. A shareholder should consult with his or her own tax adviser for more information about Federal, state, local or foreign taxes. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Trust, including the possibility that such a shareholder may be subject to a U.S. withholding tax on amounts constituting ordinary income.

Distributions of net investment income and short-term capital gains are taxable to shareholders as ordinary income. Distributions paid by a Portfolio out of long-term capital gain are taxable to those investors who are subject to income tax as long term capital gain, regardless of the length of time the investor has owned shares in the portfolio. The rate at which such gains will be taxed, however, will depend on the length of time the Portfolio held the assets that generated the gain. In the case of corporate shareholders, a portion of the distributions may qualify for the dividends-received deduction to the extent the Trust designates the amount distributed by any Portfolio as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by that Portfolio for its taxable year. It is expected that dividends from domestic corporations will be part of the gross income for one or more of the Portfolios and, accordingly, that part of the distributions by such Portfolios may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of a particular Portfolio's gross income attributable to qualifying dividends is largely dependent on that Portfolio's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if shares of such Portfolio held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Distributions of net investment income and short-term capital gains are taxable to shareholders as long-term capital gains, regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

A redemption of Trust shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Trust are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption or exchange.

The Trust is required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Trust shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Trust shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Trust with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Trust with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Trust reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

Tax Matters Relating to the Use of Certain Hedging Instruments and Foreign
--------------------------------------------------------------------------
Investments.  Certain of the Portfolios may write, purchase or sell certain
-----------
options, futures and foreign currency contracts. Such transactions are subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. Unless a Portfolio is eligible to make, and makes, a special election, any such contract that is a "Section 1256 contract" will be "marked-to-market" for Federal income tax purposes at the end of each taxable year, i.e., each contract will be treated for tax purposes as though it had been sold for its fair market value on the last day of the taxable year. In general, unless the special election referred to in the previous sentence is made, gain or loss from transactions in Section 1256 contracts will be 60% long term and 40% short term capital gain or loss. Additionally, Section 1092 of the Code, which applies to certain "straddles," may affect the tax treatment of income derived by a Portfolio from transactions in option, futures and foreign currency contracts. In particular, under this provision, a Portfolio may, for tax purposes, be required to postpone recognition of losses incurred in certain closing transactions.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing, and character of income, gain or loss recognized by the Trust. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency-denominated payables and receivables, and foreign currency options and futures contracts (other than options, futures, and foreign currency contracts that are governed by the mark-to-market and 60%-40% rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Under the Code, dividends or gains derived by a Portfolio from any investment in a "passive foreign investment company" or "PFIC" -- a foreign corporation 75 percent or more of the gross income of which consists of interest, dividends, royalties, rents, annuities or other "passive income" or 50 percent or more of the assets of which produce "passive income" -- may subject a Portfolio to U.S. federal income tax even with respect to income distributed by the Portfolio to its shareholders. In addition, any such tax will not itself give rise to a deduction or credit to the Portfolio or to any shareholder. In order to avoid the tax consequences described above, those Portfolios authorized to invest in foreign securities will attempt to avoid investments in PFICs, or will elect to mark-to-market and recognize ordinary income each year with respect to any such investments.


                       PERFORMANCE AND OTHER INFORMATION

From time to time, a Portfolio may state its total return in sales literature and investor presentations. Total return may be stated for any relevant period specified. Any statements of total return will be accompanied by information on that Portfolio's average annual compounded rate of return over the most recent four calendar quarters and the period from the inception of that Portfolio's operations. The Trust may also advertise aggregate and average total return information over different periods of time for the various Portfolios. The average annual compounded rate of return for a Portfolio is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the formula P(1+T)/n/ = ERV. For purposes of this formula, the variables represent the following values:


  P = a hypothetical initial purchase of $1,000 T = average annual total return
      n = number of years
  ERV = redeemable value of hypothetical $1,000 initial purchase at the end of the period.


Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period and gives effect to the maximum applicable sales charge. From time to time, evaluations of a Trust's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Trusts. Investors should note that the investment results of each of the Trust's Portfolios will fluctuate over time, and any presentation of a Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.


The table below shows the name and address of record of each person known to the Trust to hold, as of record or beneficially, 5% or more of shares of the Trust as of October 26, 1998. Hirtle Callaghan may be deemed to have, or share, investment and/or voting power with respect to more than 50% of the shares of the Trust's portfolios, with respect to which shares Hirtle Callaghan disclaims beneficial ownership.






                                                     Small                          Limited                   Intermediate
Name and Address of       Value       Growth      Capitalization  International     Duration        Fixed    Term Municipal
Record Holder             Equity      Equity         Equity          Equity       Municipal Bond   Income         Bond
----------------------------------------------------------------------------------------------------------------------------
Bankers Trust Company     65.28%      72.36%         74.43%          57.14%          94.55%        48.84%        78.13%
1 Bankers Trust Plaza
New York, N.Y 10006

PNC Bank, N.A             10.19%       7.61%          5.52%          28.69%(1)        1.15%        46.34%         5.31%
P.O. Box 7780-1888
Philadelphia, PA 19182

Northern Trust Company     5.89%(2)    7.62%(3)       6.60%(4)        4.22%           4.30%        0.03%          6.34%
P.O. Box 92956
Chicago, IL 60675

Mac and Company             N/A          N/A          7.34%            N/A             N/A          N/A            N/A
P.O. Box 3198
Philadelphia, PA 15230

_________
(1) Shares include 22.08% held FBO 78 PGH Pension
(2) Shares include 5.15% held FBP SFTRS 26-31827
(3) Shares include 6.82% held FBO SFTRS HC
(4) Shares include 5.89% held FBO SFTRS HC

                INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS



PricewaterhouseCoopers LLP, serves as the Trust's independent accountants. The Trust's financial statements as of June 30, 1998, have been audited by PricewaterhouseCoopers LLP, whose address is 2400 Eleven Penn Center, Philadelphia, PA 19103. Such statements and accompanying report are set forth in the Trust's Annual Report to Shareholders, which accompanies this Statement of Additional Information and is incorporated herein by reference.

                                Ratings Appendix


                     Ratings for Corporate Debt Securities

Moody's Investors Service, Inc.                  Standard & Poor's Corporation


Aaa                                              AAA


Judged to be of the best quality; smallest       This is the highest rating assigned by S&P to a
degree of investment risk                        debt obligation and indicates an extremely strong capacity to pay principal and interest.


Aa                                               AA


Judged to be of high quality by all              Also qualify as high-quality debt obligations.
standards; together with Aaa group,              Capacity to pay principal and interest is very
comprise what are generally known as             strong
"high grade bonds"


A                                                A


Possess many favorable investment                Strong capacity to pay principal and interest,
attributes and are to be considered as           although securities in this category are somewhat upper
medium grade obligations                         more susceptible to the adverse effects of changes
                                                 in circumstances and economic conditions.


Baa                                              BBB


Medium grade obligations, i.e.                   Bonds rated BBB are regarded as having an adequate
they are neither highly protected nor            capacity to pay principal and interest. Although
poorly secured.  Interest payments               they normally exhibit adequate protection
and principal security appear                    parameters, adverse economic conditions or
adequate for present but certain                 changing circumstances are more likely to lead to
protective elements may be lacking or            a weakened capacity to pay principal and interest
unreliable over time.  Lacking in                for bonds in this category than for bonds in the A
outstanding investment characteristics and       category.
have speculative characteristics as well


Ba                                               BB


Judged to have speculative elements: their       Bonds rated BB are regarded, on balance, as
future cannot be considered as well              predominantly speculative with respect to the
assured.  Often the protection of                issuer's capacity to pay interest and repay
interest and principal payments                  principal in accordance with the terms of the
may every moderate and thereby not well          obligation.  While such bonds will likely have some
safeguarded during both good and bad             quality and protective characteristics, these are
times over the future.  Uncertainty              outweighed by large uncertainties or major risk
of position characterize bonds                   exposures to adverse conditions.
in this class




                        RATINGS FOR MUNICIPAL SECURITIES


The following summarizes the two highest ratings used by Standard & Poor's Corporation for short term notes:


  SP-1 -- Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a (+) designation.

  SP-2 -- Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.


The following summarizes the two highest ratings used by Moody's Investors Service, Inc. for short term notes:


  MIG-1/VIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

  MIG-1/VIG-2 -- Obligations bearing these designations are of the high quality, with margins of protection ample although not so large as in the preceding group.


The following summarizes the two highest ratings used by Standard & Poor's Corporation for commercial paper:


  Commercial Paper rated A-1 by Standard & Poor's Corporation indicated that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.


The following summarizes the two highest ratings used by Moody's Investors Service, Inc. for commercial paper:


  The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

                                    Part C
                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
          ---------------------------------

          (a) Included in Part A of the Registration Statement: Expense Information Financial Highlights

          (b)   Included in Part B of the Registration Statement:

                Audited Financial Statements and related report for the fiscal year ended June 30, 1998

                INCORPORATED BY REFERENCE IN THIS FILING [See Item 12 below]


(b) Exhibits:

     (1)  (a)   Certificate  of Trust  filed on  December  15, 1994 with the
                Secretary of State of Delaware. Incorporated herein by reference to corresponding item contained in Post-Effective amendment No. 7 filed on January 2, 1998.

     (1)  (b)   Amended and Restated  Declaration and Agreement of Trust (as
                amended November 9, 1995) (Incorporated  herein by reference to
                Item 1(b)  contained in  Post-effective  Amendment No. 4, filed
                with  the  Securities  and  Exchange   Commission  on December
                16, 1996.)

     (2) Bylaws of the Trust (as amended November 9, 1995) (Incorporated herein by reference to Item 2 contained in Post-effective
          Amendment No. 4, filed with the Securities and Exchange Commission on December 16, 1996.)

     (3)  /[voting trust agreement]/
          Not Applicable.

     (4)  /[instruments defining right of security holders]/
          Not Applicable.

     (5)  Investment Advisory Agreements

          (a) Consulting Agreement between the Trust and Hirtle, Callaghan & Co., Inc. Incorporated herein by reference to corresponding item contained in Post-Effective amendment No. 7 filed on January 2, 1998.

          (b   (1)  Portfolio  Management  Contract  between  the Trust and
                    Institutional  Capital Corporation related to the Value
                    Equity Portfolio. Incorporated herein by reference to corresponding item contained in Post-Effective Amendment No.
                    7 filed on January 2, 1998.

          (b) (2) Amendment to the Portfolio Management Contract between the Trust and Institutional Capital Corporation related to the Value Equity Portfolio. Incorporated herein by reference to corresponding item contained in Post-effective Amendment No. 9 filed on April 13, 1998.

          (c) Portfolio Management Contract between the Trust and Hotchkis and Wiley related to the Value Equity Portfolio. (Incorporated herein by reference to Item 5(c)(A-B) in Post-effective Amendment No. 3, filed with the Commission on October 18, 1996.)

          (d) Portfolio Management Contracts between the Trust and Goldman Sachs Asset Management and Jennison Associates LLC related to the Growth Equity Portfolio. Incorporated herein by reference to corresponding item contained in Post-Effective amendment No. 7 filed on January 2, 1998.

          (e) Portfolio Management Contract between the Trust and Frontier Capital Management Co. related to The Small Capitalization Equity Portfolio. Incorporated herein by reference to corresponding item contained in Post-Effective Amendment No. 7 filed on January 2, 1998.


          (f) (i) Portfolio Management Contract between the Trust and Brinson Partners, Inc. related to the International Equity Portfolio. Incorporated herein by reference to corresponding item contained in Post-Effective amendment No. 7 filed on January 2, 1998.


          (f) (ii) Amendment to the Portfolio Management Contract between the Trust and Brinson Partners, Inc. relating to the International Equity Portfolio incorporated herein by reference to corresponding item contained in Post-Effective Amendment No. 10 filed June 18, 1998.


          (g) Portfolio Management Contract between the Trust and Morgan Grenfell Capital Management Inc. related to the Limited Duration Municipal Bond Portfolio. Incorporated herein by reference to corresponding item contained in Post-Effective amendment No. 7 filed on January 2, 1998.

          (h) Portfolio Management Contract between the Trust and Morgan Grenfell Capital Management Inc. related to the Fixed Income Portfolio. Incorporated herein by reference to corresponding item contained in Post-Effective amendment No. 7 filed on January 2, 1998.

          (i) Portfolio Management Contract between the Trust and Morgan Grenfell Capital Management Inc. related to the Intermediate Term Portfolio. Incorporated herein by reference to corresponding item contained in Post-Effective amendment No.7 filed on January 2, 1998.

          (j) Portfolio Management Contract between the Trust and Geewax, Terker and Co. Incorporated herein by reference to corresponding item contained in Post-Effective amendment No.9 filed on April
               13. 1998.

     (6) Distribution Agreement between BISYS Fund Services (Incorporated herein by reference to Item 1(b) contained in Post-effective Amendment No 4, filed with the Securities and Exchange Commission on December 16, 1996.)

     (7)  [bonus, pension and profit-sharing plans]
          Not Applicable.


     (8) Custodian Agreement between Bankers Trust Company and the Trust Incorporated herein by reference to corresponding item contained in Post-Effective amendment No. 7 filed on January 2, 1998.

     (9)  Registrant's Agreements with BISYS Fund Services

          (i) Amendment to Administration Agreement (Incorporated herein by reference to Item 9(b) contained in Post-effective Amendment No. 10, filed with the Securities and Exchange Commission on June 18, 1998.)

          (ii) Amendment to Transfer Agency Agreement (Incorporated herein by reference to Item 9(b) contained in Post-effective Amendment No. 10, filed with the Securities and Exchange Commission on June 18, 1998.)


          (iii) Amendment to Fund Accounting Agreement (Incorporated herein by reference to Item 9(b) contained in Post-effective Amendment No. 4, filed with the Securities and Exchange Commission on December 16, 1996.)

          (iv) Omnibus Fee Agreement. Incorporated herein by reference to corresponding item contained in Post-Effective amendment No. 7 filed on January 2, 1998.

     (10) Opinion of Counsel (Incorporated herein by reference to Item 10 contained in Post-effective Amendment No. 9, filed with the Securities and Exchange Commission on April 13, 1998.)

     (11) Consent of Accountants.
          FILED HEREWITH


     (12) (i) Audited Financial Statements (Incorporated herein by reference to filing made by Registrant on August 7, 1998, with the Securities and Exchange Commission, pursuant to Rule 30(d) under Investment Company Act of 1940.)


     (13) [agreements regarding initial capital]
          Not Applicable.

     (14) [model retirement plans]
          Not Applicable.

     (15) [Rule 12b-1 plan]
          Not Applicable.

     (16) [computation for Item 22 performance]
          Not Applicable.

     (17) Financial Data Schedule [See Item 27, below]

     (18) [plan pursuant to rule 18f-3]
          Not Applicable.

     (24) Powers of Attorney for Messrs. Spungen and Wortham (Incorporated herein by reference to Item 24 contained in Post-Effective Amendment No. 10, filed with the Securities and Exchange Commission on June 18, 1998.


          Powers of Attorney for Messrs. Callaghan, Hirtle, Goodman and Kling (Incorporated herein by reference to Item 24 contained in Post-effective Amendment No. 9, filed with the Securities and Exchange Commission on April 13, 1998.)

     (27)  Financial Data Schedules
           FILED HEREWITH



Item 25.  Persons Controlled by or Under Common Control with Registrant.
          -------------------------------------------------------------------

          None.

Item 26.  Number of Holders of Securities.
          ----------------------------------------

          N/A


Item 27.  Indemnification.
          --------------------

            Reference is made to Article VII of the Trust's Amended and Restated Agreement and Declaration of Trust and to Article VI of the Trust's By-Laws, which are incorporated herein by reference. Pursuant to Rule 484 under the Securities Act of 1933 (the "Act"), as amended, the Trust furnishes the following undertaking:

            Insofar as indemnification for liabilities arising under the Act may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Advisers.
          ------------------------------------------------------

               Information relating to the business and other connections of each of the Trust's Investment Managers and each director, officer or partner of such managers are hereby incorporated by reference from each such manager's Form ADV, as filed with the Securities and Exchange Commission, as follows:



Investment Manager                         SEC File No. 801-     ADV Item No.
---------------------------------------------------------------------------------
Brinson Partners, Inc.                          34910            Part I (8, 10 & 12)
                                                                 Part II (6 - 9, 13)

Frontier Capital Management Co.                 15724            Part I (8, 10 & 12)
                                                                 Part II (6 - 9, 13)

Jennison Associates LLC                         5608             Part I (8, 10 & 12)
                                                                 Part II (6 - 9, 13)

Institutional Capital Corporation               40779            Part I (8, 10 & 12)
                                                                 Part II (6 - 9, 13)

Goldman Sachs Asset Management                  16048            Part I (8, 10 & 12)
                                                                 Part II (6 - 9, 13)

Geewax, Terker & Co.                            16965            Part I (8, 10 & 12)
                                                                 Part II (6 - 9, 13)

Morgan Grenfell Capital Management Inc.         27291            Part I (8, 10 & 12)
                                                                 Part II (6 - 9, 13)

Hotchkis and Wiley, (a division of
Merrill Lynch Asset Management LP               11583            Part I (8, 10 & 12)
                                                                 Part II (6 - 9, 13)

          Hirtle, Callaghan & Co., Inc. ("HCCI") has entered into a Consulting Agreement with the Trust. Although HCCI is a registered investment adviser, HCCI does not have investment discretion with regard to the assets of the Trust.

          Information regarding the business and other connections of HCCI's officers and directors is incorporated by reference to Part I (Items 8, 10 and 12) and Part II (Items 6 - 9 and 13) of HCCI's Form ADV, File No. 801-32688 which has been filed with the Securities and Exchange Commission.



Item 29.  Principal Underwriters.
          ----------------------------

     (a) BISYS Fund Services, LP ("BISYS") serves as the principal underwriter for the Trust. BISYS also serves as a principal underwriter for the following investment companies:


          Alpine Equity Trust
          -------------------
          American Performance Funds
          Am South Mutual Funds
          The ARCH Fund, Inc.

          The BB&T Mutual Funds roup
          The Coventry Group
          ESC Strategic Funds, Inc.
          The Eureka Funds
          Fountain Square Funds
          HBSC Family of funds
          The Infinity Mutual Funds, Inc.
          INTRUST Funds Trust
          The Kent Funds
          Magna Funds
          Meyers Investment Trust
          MMA Praxis Mutual Funds
          M.S.D.& T. Funds
          Pacific Capital Funds

          The Parkstone Advantage Funds
          Pegasus Funds
          The Republic Funds Trust
          Republic Funds
          The Republic Advisors Funds Trust
          Puget Sound Alternative Investment Series Trust
          The Riverfront Funds, Inc.
          Sefton Funds Trust
          The Sessions Group
          Summit Investment Trust
          Variable Insurance Funds
          The Victory Portfolios
          The Victory Variable Insurance Funds
          Vintage Mutual Funds, Inc.


     (b) The following table sets forth the indicated information with respect to each director and officer of BISYS. Unless otherwise noted, the business address for each such person is 3435 Stelzer Road, Columbus, Ohio 43219:



Name                       Positions and Offices with  Positions with Trust
-----------                Underwriter                 --------------------
                           --------------------------

WC Subsidiary Corp.        Sole Limited Partner        None
150 Clove Road
Little Falls, NJ  07424


BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus Ohio 43219        Sole General Partner        None




     (c)       Not Applicable.

Item 30.  Location of Accounts and Records.
          ------------------------------------------

          (a) Bankers Trust Company, 130 Liberty Street, One Bankers Trust Plaza, New York, New York 10006 (records relating to its function as custodian.)

          (b)  BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219.



          (d) Records relating to the activities of each of the Investment Managers on behalf of the indicated Portfolio are maintained as follows:



Investment Manager                                   Location of Accounts and
-------------------------                            Records
                                                     -------------------------

The International Equity Portfolio
----------------------------------
Brinson Partners, Inc.                               209 South LaSalle Street
                                                     Chicago, IL 60604-1295

The Small Capitalization Equity Portfolio
-----------------------------------------
Geewax, Terker & Co.                                 99 Starr Street
                                                     Phoenixville, PA  19460

Frontier Capital Management                          99 Summer Street
Company                                              Boston, MA 02110


The Value Equity Portfolio
--------------------------
Hotchkis and Wiley                                   725 South Figueroa Street
                                                     Suite 4000
                                                     Los Angeles, California
                                                     90017-5400

Institutional Capital                                225 West Wacker
Corporation                                          Suite 2400
                                                     Chicago, IL 60606

The Growth Equity Portfolio:
----------------------------
Jennison Associates LLC                              466 Lexington Ave.
                                                     New York, NY 10017

Goldman Sachs Asset Management                       85 Broad Street
                                                     New York, NY 10004




The Limited Duration Municipal Bond Portfolio
The Fixed Income Portfolio
The Intermediate Term Municipal Bond Portfolio:
-----------------------------------------------
Morgan Grenfell Capital                              885 Third Avenue
Management Incorporated                              New York, NY 10022-4802 and
                                                     150 S. Independence Square W.
                                                     Suite 726 Philadelphia, PA
                                                     19106




Item 31.  Management Services.
          ----------------------------

          None.

Item 32.  Undertakings.
          -----------------

          Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 11 to be signed on its behalf by the undersigned, thereto duly authorized in the City of Wayne, and the Commonwealth of Pennsylvania on October 27, 1998.

                                    THE HIRTLE CALLAGHAN TRUST

                                    BY: /s/ Donald E. Callaghan
                                      -------------------------
                                            Donald E. Callaghan
                                            Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



/s/ Robert Zion                  Treasurer and Vice-President    October 27, 1998
-----------------------------    (Principal Financial Officer)
Robert Zion


/s/ Donald E. Callaghan          Trustee                         October 27, 1998
-----------------------------
Donald E. Callaghan

/s/ Ross H. Goodman              Trustee*                        October 27, 1998
-----------------------------
Ross H. Goodman

/s/ Jonathan J. Hirtle           Trustee*                        October 27, 1998
-----------------------------
Jonathan J. Hirtle

/s/ Jarrett Burt Kling           Trustee*                        October 27, 1998
-----------------------------
Jarrett Burt Kling

/s/ David M. Spungen              Trustee**                      October 27, 1998
-----------------------------
David M. Spungen

/s/ Richard W. Wortham, III       Trustee**                      October 27, 1998
-----------------------------
Richard W. Wortham, III




* signed by Donald E. Callaghan, pursuant to powers of attorney dated February 3, 1998 and filed as Exhibits to Post-Effective Amendment No. 9, filed on April 13, 1998.


** signed by Donald E. Callaghan, pursuant to powers of attorney dated May 5, 1998 and filed as Exhibits to Post-Effective Amendment No. 10, filed on June 18, 1998.

Exhibit List

99.11 Consent of Independent Accountants

27.1  Financial Data Schedule

27.2  Financial Data Schedule

27.3  Financial Data Schedule

27.4  Financial Data Schedule

27.5  Financial Data Schedule